As filed with the Securities and Exchange Commission on November 13, 1995
                                                               File No. 811-5151
                                                       Registration No. 33-14196
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No.               |_|

                       Post-Effective Amendment No. 31             |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                       Post-Effective Amendment No. 70 |X|


                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

                              125 West 55th Street
                            New York, New York 10019
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 426-1600

                                                                       Copy to:
Ann Bergin                                                 Carl Frischling, Esq.
Mutual Fund Group                                         Kramer, Levin, et. al.
125 West 55th Street                                            919 Third Avenue
New York, New York  10019                               New York, New York 10022
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(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

         |_|      immediately upon filing       |_| on (   ) pursuant to
                  pursuant to paragraph (b)         paragraph (b)
         |X|      60 days after filing          |_| on (   ) pursuant to
                  pursuant to paragraph (a)(1)      paragraph (a)(1)
         |_|      75 days after filing          |_| on (   ) pursuant to
                  pursuant to paragraph (a)(2)      paragraph (a)(2) rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                ------------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice will be filed on or around December 30, 1995.

                                            This Filing Consists of       Pages.
                                         Exhibit Index is Located on Page      .

The Hub Funds (Capital Growth Portfolio and Growth and Income Portfolio) have executed this Registration Statement.

Mutual Fund Group


                              CROSS-REFERENCE SHEET


                  (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                        VISTA(SM) GROWTH AND INCOME FUND
                          VISTA(SM) CAPITAL GROWTH FUND
                         VISTA(SM) SMALL CAP EQUITY FUND

     Item Number
     Form N-1A,                                          Statement of Additional
     Part A                     Prospectus Caption           Information Caption
     ---------------------------------------------------------------------------

          1                     Front Cover Page                      *

          2(a)                  Expense Summary                       *

           (b)                  Not Applicable                        *

          3(a)                  Not Applicable                        *

           (b)                  Not Applicable                        *

           (c)                  Yield and Performance                 *
                                Information


          4(a)(b)               Other Information                     *
                                Concerning Shares of the
                                Fund; Investment Objectives,
                                Policies and Risk Factors;
                                Additional Information on
                                Investment Policies and
                                Techniques

           (c)                  Investment Objectives, Policies       *
                                and Risk Factors

           (d)                  Not Applicable                        *

          5(a)                  Management                            *

           (b)                  Management - The Adviser;             *
                                Back Cover Page

           (c)(d)               Management - The                      *
                                Administrator; Shareholder
                                Servicing Agents, Transfer
                                Agent and Custodian

           (e)                  Shareholder Servicing Agents,         *
                                Transfer Agent and Custodian -
                                Transfer Agent and Custodian;
                                Back Cover Page

           (f)                  Other Information Concerning          *
                                Shares of the Fund - Expenses

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           (g)                  Not Applicable                        *

          5A                    Not Applicable                        *

          6(a)                  Other Information Concerning          *
                                Shares of the Fund -
                                Description of Shares, Voting
                                Rights and Liabilities

           (b)                  Not Applicable                        *

           (c)                  Not Applicable                        *

           (d)                  Not Applicable                        *

           (e)(f)               Shareholder Servicing Agents,         *
                                Transfer Agent and Custodian -
                                Shareholder Servicing Agents

           (f)                  Other Information Concerning          *
                                Shares of the Fund - Net
                                Income - Dividends and Capital
                                Gains Distributions

           (g)                  Tax Matters                      Tax Matters

          7(a)                  Purchases and Redemptions of          *
                                Shares - Purchases; Back
                                Cover Page

           (b)                  Purchases and Redemptions of          *
                                Shares - Purchases; Other
                                Information Concerning Shares
                                of the Fund - Net Asset Value;
                                Shareholder Servicing Agents,
                                Transfer Agent and Custodian -
                                Shareholder Servicing Agents

           (c)                  Not Applicable                        *

           (d)                  Shareholder Servicing Agents,         *
                                Transfer Agent and Custodian -
                                Shareholder of Servicing
                                Agents

           (e)                  Purchases and Redemptions of          *
                                Shares; Other Information
                                concerning Shares of the Fund
                                - Distribution Plans and
                                Distribution and Sub-
                                Administration Agreement

          8(a)                  Purchases and Redemptions of          *
                                Shares - Redemptions

           (b)                  Purchases and Redemptions of          *
                                Shares - Redemptions

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           (c)                  Not Applicable                        *

           (d)                  Not Applicable                        *

          9                     Not Applicable                        *

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Mutual Fund Group


                        VISTA(SM) GROWTH AND INCOME FUND
                          VISTA(SM) CAPITAL GROWTH FUND
                         VISTA(SM) SMALL CAP EQUITY FUND

Item Number
Form N-1A,                                           Statement of Additional
  Part B                Prospectus Caption             Information Caption
  ------------------------------------------------------------------------

   10                               *                  Front Cover Page

   11                               *                  Front Cover Page

   12                               *                  Not Applicable

   13                   Investment Objective and       Investment Objective,
                        Policies                       Policies and Restrictions

   14                               *                  Management of the Fund -
                                                       Trustees and Officers

15(a)                               *                  Not Applicable

  (b)                               *                  Not Applicable

  (c)                               *                  Management of the Fund

16(a)                   Management--The Adviser        Management of the Fund-
                                                       Adviser

  (b)                   Management--The Adviser        Management of the Fund-
                                                       Adviser

  (c)                   Other Information Concerning   Management of the Fund-
                        Shares of the Fund - Expenses  Administrator

  (d)                   Management -- The              Management of the Fund-
                        Administrator                  Administrator

  (e)                               *                  Not Applicable

  (f)                   Purchases and Redemptions      Management of the Fund
                        of Shares;Other Information    - Distribution
                        Concerning Sharesof the Fund
                        -Distribution Plan and
                        Distribution and Sub-Administration
                        Agreement

  (g)                               *                  Not Applicable

Mutual Fund Group


Item Number
Form N-1A,                                           Statement of Additional
  Part B                Prospectus Caption             Information Caption


  (h)                               *              Management of the Fund -
                                                   Shareholder Servicing Agents,
                                                   Transfer Agent and Custodian;
                                                   Independent Accountants; Back
                                                   Cover Page

  (i)                               *              Not Applicable

17                      Investment Objective       Investment Objectives,
                        and Policies               Policies and Restrictions -
                                                   Portfolio Transactions

18                      Other Information          General Information -
                        Concerning Shares of the   Description of Shares,
                        Fund - Description of      Voting Rights and
                        Shares Voting Rights and   Liabilities
                        Liabilities

19(a)                   Purchases and Redemptions           *
                        of Shares

  (b)                   Other Information          Determination of Net Asset
                        Concerning Shares of the   Value
                        Fund - Net Asset Value;
                        Purchases and Redemptions
                        of Shares

  (c)                               *              Not Applicable

20                         Tax Matters             Tax Matters

21(a)                               *              Management of the Fund -
                                                   Distributor

  (b)                               *              Management of the Fund -
                                                   Distributor

  (c)                               *              Not Applicable

22                                  *              Performance Information -
                                                   Yield Quotations

23                                  *              Not Applicable


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Mutual Fund Group


                                     PART A

Mutual Fund Group



                                   PROSPECTUS

                        VISTA(sm) GROWTH AND INCOME FUND
                              INSTITUTIONAL SHARES
                                                               January ___, 1996

         VISTA GROWTH AND INCOME FUND (the "Fund") seeks to provide its shareholders with long-term capital appreciation and to provide dividend income primarily through a broad portfolio (i.e., at least 80% of its assets under normal circumstances) of common stocks. The Growth and Income Fund will invest its assets in a portfolio of stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations. For the most part, the Adviser will pursue a "contrary opinion" investment approach, selecting common stocks that are currently out of favor with investors in the stock market. These securities are usually characterized by a relatively low price/earnings ratio (using normalized earnings), a low ratio of market price to book value, or underlying asset values that the Adviser believes are not fully reflected in the current market price. The Adviser believes that the risk involved in this policy will be moderated somewhat by the anticipated dividend returns on the stocks to be held by the Growth and Income Fund. The Fund is a series of Mutual Fund Group (the "Trust"), an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987, presently consisting of 15 separate series (the "Funds"). Because the Fund is "non-diversified", more of the Fund's assets may be concentrated in the securities of any single issuer, which may make the value of shares of the Fund more susceptible to certain risks than shares of a diversified mutual fund.


         The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objectives by investing all of its investable assets in Growth and Income Portfolio (the "Portfolio"), an open-end management investment company managed by The Chase Manhattan Bank, N.A. with investment objectives that are identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique
 Characteristics of Master/Feeder Fund Investment Structure" on page __.


         Of course, there can be no assurance that the Fund or Portfolio will achieve their investment objectives. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objective and Policies" in this Prospectus. Investors should also refer to "Additional Information on Investment Policies and Techniques" on page
__.

         The Chase Manhattan Bank, N.A. ("Chase" or the "Adviser") is the Portfolio's investment adviser, custodian (the "Custodian") and administrator. Chase serves as the Fund's and Portfolio's custodian . Vista Broker-Dealer Services, Inc. ("VBDS" or the "Distributor") is the Fund's distributor and is unaffiliated with Chase. Investments in the Fund are subject to risk--including possible loss of principal--and will fluctuate in value. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by Chase or any of its affiliates and are not insured by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         This Prospectus only offers shares of the Fund's Institutional Shares class of shares. Institutional Shares of the Fund are continuously offered for sale without a sales load through VBDS only to qualified investors that make an initial investment of $1,000,000 or more. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary

Mutual Fund Group



accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund also offers, through a separate prospectus,
 Class A and Class B shares, each with a public offering price that reflects sales charges and different expense levels. Sales persons and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different compensation with respect to one particular class of shares over another in the Fund.


This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. A Statement of Additional Information for the Fund, dated January __, 1996, which contains more detailed information concerning the Fund including the trustees and officers of the Fund and Portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


              Investors should read this prospectus carefully and retain it for future reference.

         For information about the Fund or additional classes of shares offered by the Fund, simply call the Vista Service Center at 1-800- 622-4273.

Mutual Fund Group


                                TABLE OF CONTENTS




Expense Summary...............................................................4
Investment Objectives and Policies............................................5
Additional Information on Investment Policies and Techniques..................6
Distribution Method...........................................................9
Management....................................................................10
Purchases and Redemptions of Shares...........................................11
Tax Matters...................................................................13
Other Information Concerning Shares of the Fund...............................14
Shareholder Servicing Agents, Transfer Agent and Custodian....................17
Yield and Performance Information.............................................18

Mutual Fund Group


EXPENSE SUMMARY


         The following table provides (i) a summary of estimated expenses relating to purchases and sales of Institutional Shares of the Fund, and the estimated aggregate annual operating expenses of the Fund and the Portfolio, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Institutional Shares of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust retained the services of the investment adviser and the assets of the Fund were invested directly in the type of securities to be held by the Portfolio.



                              Institutional Shares

Shareholder Transaction Expenses

Maximum Initial Sales Charge imposed on Purchases (as a percentage of offering price)..................................................................... None
Maximum Sales Charge imposed on Reinvested Dividends....................... None
Exchange Fee............................................................... None
Maximum Contingent Deferred Sales Charge (as a percentage of redemption proceeds).................................................................. None


Annual Fund Operating Expenses
(as a percentage of net assets)

Investment Advisory Fee................................................... 0.40%
Rule 12b-1 Distribution Plan Fee.......................................... 0.00%
Administration Fee........................................................ 0.10%
Other Expenses
--Sub-administration Fee..................................................0.05%
--Shareholder Servicing Fee ............................................. 0.25%
--Other Operating Expenses+ ..............................................0.20%



Total Fund Operating Expenses........................................      1.00%


Example:


         You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual rate of return:



                                                One   Three     Five    Ten
                                                Year  Years     Years   Years

              Institutional Shares.............. $__    $__      $___   $__
+A shareholder may incur a $10.00 charge for certain wire redemptions.

         The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, administration fee, sub-administrations fee, shareholder servicing agent fee and other operating expenses expected to be

Mutual Fund Group

incurred by the Fund and/or Portfolio during the fiscal year. A more complete description of the Fund's and Portfolio's expenses, including any potential fee waivers, is set forth herein on pages __-__, __-__ and __-__.

         The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The "Example" should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than shown.

INVESTMENT OBJECTIVES AND POLICIES

Introduction

         The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

         Investment Objectives -- The primary investment objective of the Fund is long-term capital appreciation. The Fund's secondary investment objective is to provide dividend income.

         Investment Policies -- The Fund seeks to achieve its investment objectives by investing in the Portfolio which invests primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks. In addition, the Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio will invest its assets in stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations. For the most part, the Adviser will pursue a "contrary opinion" investment approach, selecting common stocks for the Portfolio that are currently out of favor with investors in the stock market. These securities are usually characterized by a relatively low price/earnings ratio (using normalized earnings), a low ratio of market price to book value, or underlying asset values that the Adviser believes are not fully reflected in the current market price. The Adviser believes that the market risk involved in this policy will be moderated somewhat by the anticipated dividend returns on the stocks to be held by the Portfolio.
The net asset value of the Fund will fluctuate based on the value of the securities in the Portfolio.


         The Portfolio normally will be substantially fully invested and, under normal circumstances, invest at least 80% of its assets in common stocks. The Portfolio may invest up to 20% of its net assets in stocks of foreign issuers. Investments in foreign securities are subject to certain risks to which investments in domestic securities are not subject, including political or economic instability of the issuer or country of issue and the possibility of the imposition of exchange controls. However, the Portfolio reserves the right to invest more than 20% of its assets in cash, cash equivalents and debt securities for temporary defensive purposes during periods that the Adviser considers to be particularly risky for investment in common stocks. See
"Additional Information on Investment Policies and Techniques--Non-U.S. Securities" on page __.

     The Portfolio may enter into derivative and related instruments. The information presented below under "Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments , as well as further information concerning the investment policies and techniques of the Portfolio. In addition, the Statement of Additional Information includes a further discussion of these instruments to be entered into by the Portfolio. The use of such instruments involves transaction costs and certain risks, which are discussed below and in the Statement of Additional Information. Shareholder approval is not required to change the investment objectives or any of the investment policies described above or in "Additional Information on Investment Policies and Techniques". However, in the event of a change in the Fund's or Portfolio's investment objectives, shareholders will be given at least 30 days' prior written notice.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES


     To the extent the assets of the Portfolio are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations and commercial paper, as described under "Investment Objective, Policies and Restrictions" in the Statement of Additional Information, and in repurchase agreements, as described below and in greater detail under "Investment
Objective,   Policies  and   Restrictions"   in  the   Statement  of  Additional
Information.


         Among the common stocks in which the Portfolio may invest are stocks of foreign issuers, although at present the Portfolio does not intend to invest more than 20% of its assets in such securities. These securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

         Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and market conditions, there can be no assurance that the investment objectives of the Fund and Portfolio will be achieved.

         Repurchase Agreements. The Portfolio may, when appropriate, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase) only with member banks of the Federal Reserve System and security dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Portfolio, but the Portfolio might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, the Portfolio, through its custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for the Portfolio to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 100% of the value of the repurchase agreements. No more than 10% of the total assets of the Portfolio will be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days. Repurchase Agreements are considered by the Staff of the Securities and Exchange Commission to be loans by the Portfolio.


     Portfolio Management and Turnover. It is not intended that the assets of the Portfolio will be invested in securities for the purpose of short-term profits. However, the Portfolio will dispose of portfolio securities whenever the Adviser believes that changes are appropriate. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of portfolio transactions and brokerage allocation, see "Investment Objectives, Policies and Restrictions--Investment Policies: Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information.


     Portfolio Securities Lending. Although the Portfolio would not intend to engage in such activity in the ordinary course of business, the Portfolio is permitted to lend its securities to broker- dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of

Mutual Fund Group



the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans justifies the risk.

Foreign U.S-Non Securities


         Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S. Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.


         The Portfolio may invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Portfolio's Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities. European governments and supranational organizations (discussed below), in particular, issue ECU-denominated securities.

         The Portfolio may invest in securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

         The Portfolio may invest its assets in securities of foreign issuers in the form of sponsored ADRs, EDRs, or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by an American

Mutual Fund Group


bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement.


 Derivatives and Related Instruments
         The Portfolio may invest its assets in derivative and related instruments subject only to the Portfolio's investment objective and policies and the requirement that, to avoid leveraging the Portfolio, the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U. S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.

         The value of some derivative or similar instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and - like other investments of the Portfolios - the ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of a loss. The Portfolios might not employ any or all of the instruments described herein, and no assurance can be given that any strategy used will succeed.


     To the extent permitted by the investment objectives and policies of the Portfolios, and as described more fully in the Statement of Additional Information, the Portfolio may :

   o purchase,   write  and  exercise  call  ando  put  options  on  securities, securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments);
   o enter into futures  contracts and options on futures  contracts;
   o employ forward  currency  and  interest-rate   contracts;
   o purchase  and  sell mortgage-backed  and  asset-backed  securities;  and
   o purchase  and sell structured products.

Risk Factors--As explained more fully in the Statement of Additional Informatior , there are a number of risks associated with the use of derivatives and related instruments, including:

      o There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss of both the hedged assets in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.

Mutual Fund Group



      o The Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy.

      o Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

      o Strategies not involving hedging may increase the risk to the Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Portfolio than hedging strategies using the same instruments.

     o There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond the limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.

      o Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.

      o In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterpart or broker may default or be unable to perform on its commitments. In the event of such a default, the Portfolio may experience a loss.

      o In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, government policies and market forces.


Unique Characteristics of Master/Feeder Fund Structure


      Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns

Mutual Fund Group


are also present in other mutual fund structures.


      Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

      The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies of the Portfolio.


      State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Fund to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the Disinterested Trustees of the Fund reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Fund, including a majority of the Disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.


      There are several domestic investment companies that invest all of their assets in the Portfolio, as does the Fund, and that are sold primarily to foreign investors. The Fund perceives no adverse effect to the Fund or its shareholders as a result of such companies' investment in the Portfolio because such companies are regulated by U.S. securities law, their investment in the Portfolio is small as compared to the aggregate investment in the Portfolio, and their shareholder base is diverse.


      Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other Funds by writing the Vista Service Center.

      For more information, see "Management," "Other Information Concerning Shares of the Fund," "Shareholder Servicing Agents, Transfer Agent and Custodian" and "Additional Information on Investment Policies and Techniques."

Mutual Fund Group






 DISTRIBUTION METHOD

      Sales Charges. Institutional Shares are sold at net asset value without the imposition of a front-end or a contingent deferred sales charge


      Ongoing Annual Expenses.     Institutional Shares have an annual
shareholder   servicing   fee  of  0.25%  of  its  average   daily  net  assets.
Institutional Shares do not pay an annual distribution fee under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").


      Other Information. Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of Fund shares rather than another.


MANAGEMENT


      The Fund does not have an investment adviser because the Trust seeks to achieve the investment objectives of the Fund by investing all of the investable assets of the Fund in the Portfolio. The Portfolio's investment adviser is Chase, which also serves as the Fund's and Portfolio's administrator. Chase global investment management capabilities are supported by investment professionals located in cities around the world, including New York, Geneva and Hong Kong.

                                   The Adviser

     The Adviser manages the assets of the Portfolio pursuant to an Investment Advisory Agreement dated November 15, 1993 and subject to such policies as the Board of Trustees of the Portfolio may determine, the Adviser will make investment decisions for the Portfolio. Dave Klassen and Greg Adams, Vice Presidents of the advisor, co-manage the Growth and Income Portfolio. Mr. Klassen, Head of U.S. Equity Funds Management and Research for Chase, is also primarily responsible for the day-to-day management of the capital growth Portfolio, as well as several pooled equity funds. Mr. Klassen joined Chase in March of 1992. Prior to that he spent 11 years at Dean Witter Reynolds as vice President and Portfolio Manager, responsible for a number of mutual funds and individual accounts,


      Mr. Adams, Director of U.S. Equity Research for Chase, is also responsible for managing the Vista Equity Fund, the Vista Equity Income Fund, and co-managing the Vista balanced fund, as well as managing a number of Chase's pooled equity funds. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process. For its services under the Investment Advisory Agreement, the Adviser is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. The Adviser may, from time to time, voluntarily waive all or a portion of its fees payable under the Advisory Agreement.

      The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.


     Certain Relationships and Activities. The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Adviser and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. The Adviser and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest the Portfolio's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Portfolio. The Adviser has informed the Portfolio that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Adviser, including the division that performs services for the Portfolio as Custodian, or in the possession of any affiliate of the Adviser. Shareholders of the Fund are notified that Chase and its affiliates may exchange among themselves certain information about the shareholder and his account.


The  Administrator

     Pursuant to Administration Agreements, dated as of January 1, 1989, as amended September 30, 1993 and _____, 1995 (collectively the "Administration Agreement"), Chase serves as administrator of the Fund. Under the agreement, Chase provides certain administrative services, including among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities necessary to carry out the duties thereunder. Chase is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreements.

Mutual Fund Group



PURCHASES AND REDEMPTIONS OF SHARES

                                    Purchases


     Institutional Shares are sold to qualified investors at their public offering price. The public offering price of Institutional Shares is the next determined net asset value. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with VBDS, at the public offering price which is computed once daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, on each business day during which the Exchange is open for trading ("Fund Business Day"). Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at the offering price effective at the close of such Exchange, provided the order is received by the Transfer Agent prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and certificates will be issued upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.


      Shareholder Servicing Agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each Shareholder Servicing Agent may establish its own terms and conditions,

Mutual Fund Group



limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as Shareholder Servicing Agents (see "Shareholder Servicing Agents, Transfer Agent and Custodian -- Shareholder Servicing Agents"), which may have the effect of increasing the net return on the investment of customers of that Shareholder Servicing Agent.



                               Minimum Investments


     The Fund has established a minimum initial investment amount for the purchase of Institutional Shares. The minimum initial investment amount is $1,000,000. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other Vista Funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.


                                   Redemptions

      Shareholders may redeem all or any portion of the shares in their account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent or Dealer and transmitted to and received by the Transfer Agent. Redemptions will be effected on the same day the redemption order is received if such order is received prior to 4:00 p.m. Eastern time, or any Fund Business Day. The proceeds of a redemption will be paid by wire in federal funds normally on the next Fund Business Day after the redemption is effected, but in any event within seven days. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied.




A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at (800) 622-4273.

      The value of shares of the Fund redeemed may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned his shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss. Although the Fund generally retains the right to pay the redemption price of shares in kind with securities (instead of cash), the Trust has filed an election under Rule 18f-1 under the

Mutual Fund Group



1940 Act committing it to pay in cash all redemptions by a shareholder of record up to the amounts specified by the rule (approximately $250,000).


      The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


      Redemption of Accounts of Less than $1,000,000. The Fund may redeem the shares of any shareholder, if at such time, the aggregate net asset value of the shares in such shareholder's account is less than $1,000,000. In the event of any such redemption, a shareholder will receive at least 60 days notice prior to the redemption.


                               Exchange Privilege


      Shareholders may exchange, at net asset value, Institutional Shares of the Fund for Institutional Shares of the other Vista Funds which have an Institutional Share class of shares, in accordance with the terms of the then current prospectus of the Fund being acquired. No initial sales charges or contingent deferred sales charges are imposed on the Institutional Shares being acquired. Currently, the Fund, Vista Small Cap Equity Fund, Vista Capital Growth Fund and Vista money market funds offer Institutional Shares

Mutual Fund Group



 . The prospectus of the other Vista Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. Under this exchange privilege, Institutional Shares of the Fund may be exchanged for Institutional Shares of other Vista Funds only if those Funds and their shares are registered in the states where the exchange may legally be made and only if the account registrations are identical.


      Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired through an exchange transaction are purchased on the date on which the shares are redeemed from the original fund, but such purchase may be delayed by either Fund up to five business days if such Fund determines that it would be disadvantaged by an immediate transfer of the proceeds. This privilege may be amended or terminated at any time without notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain preauthorizations or indemnifications are accepted and on file. Further information and telephone exchange forms are available from the Transfer Agent.

      Market Timing. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Trustees, or Adviser believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee per each such exchange.


                                     General


      The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is

Mutual Fund Group



declined in the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such reasonable procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

      Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder , to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder in its latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing. Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the procedures that have been established for Fund accounts and services.


      Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Fund shares or any investment account established with a Shareholder Servicing Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.

      The Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund. The Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect.


TAX MATTERS


      The following discussion is addressed primarily to noncorporate investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with a tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in its own state and locality.


      The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all of its taxable income is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on the amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular

Mutual Fund Group



corporate rates without any deduction for distributions to its shareholders, and such distributions will be taxable to shareholders to the extent of the Fund's current and accumulated earnings and profits. The Portfolio is not required to pay any federal or excise taxes.

      The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.


      Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes. A portion of the ordinary income dividends paid by the Fund with respect to a year (which cannot exceed the aggregate amount of it shares of qualifying dividends received by the Portfolio from domestic corporations during the year) may qualify for the 70% dividends-received deductions a corporate shareholders, but any such dividends-received deduction will not be allowed in computing the corporate shareholder's adjusted current earnings, upon which is based a corporate preference item which may be subject to an alternative minimum tax or to the environmental superfund tax. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. Ordinary income dividends and capital gain dividends from the Fund may also be subject to state and local taxes.


      Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

      Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends (and any portion thereof which qualify for the dividends-received deduction for corporations) and capital gain dividends, will be sent to the Fund's shareholders promptly after the end of each year.

      Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

      Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

Mutual Fund Group


OTHER INFORMATION CONCERNING SHARES OF THE FUND

                                 Net Asset Value


      The net asset value of a class of shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund Business Day, by dividing the net assets attributable to that class by the number of its shares outstanding. Values of assets held by the Portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information. A share's net asset value is effective for orders received by a Shareholder Servicing Agent prior to its calculation and received by the Distributor prior to the close of business, usually 4:00 p.m. Eastern time, on the Fund Business Day on which such net asset value is determined. The per share net asset value of Institutional Shares of the Fund will generally be higher than that of the Fund's other classes of shares because of the lower expenses borne by Institutional Shares .


              Net Income, Dividends and Capital Gain Distributions

      Substantially all of the net investment income from dividends and interest (if any) of the Fund is paid to its shareholders quarterly (in the months of March, June, September and December) as a dividend. The dividends paid for a class of shares consists of the dividends and interest income earned on its portfolio, less expenses including those allocable to a particular class. In computing interest income, premiums are not amortized or discounts accrued on long-term debt securities, except as required for federal income tax purposes. The Fund will distribute its net realized short-term and long-term capital gains, if any, to its shareholders at least annually. Dividends paid on each of the Fund's classes of shares are calculated at the same time and in the same manner. In general, dividends on Institutional Shares are expected to be higher than those on the other classes of shares due to the lower expenses borne by Institutional Shares.


      The Fund intends to make additional distributions to the extent necessary to avoid application of the 4% nondeductible excise tax on certain undistributed income and net capital gains imposed by Section 4982 of the Code.


      Subject to the policies of the shareholder's Shareholder Servicing Agent, a shareholder may elect to receive dividends and capital gains distributions from the Fund in either cash or additional shares .


                  Distribution and Sub-Administration Agreement

Mutual Fund Group



      The Distribution and Sub-Administration Agreement dated April 2, 1990, as amended June 1, 1990 and September 30, 1993 (the "Distribution Agreement"),

provides that VBDS will act as the principal underwriter of the Fund's shares and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements . In addition, VBDS will provide certain sub-administration services, including providing officers, clerical staff and office space. VBDS currently receives a fee for sub-administration from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Other funds which have investment objectives similar to those of the Fund, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.


                                    Expenses

      The respective expenses of each of the Funds of the Trust and the Portfolio include the compensation of their respective Trustees; registration fees; interest charges; taxes; fees and expenses of independent accountants, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio; insurance premiums; and expenses of calculating the net asset value of, and the net income on, the Portfolio and shares of the Fund.


      The Fund will pay all of its pro rata share of the foregoing expenses of the Trust, including membership dues in the Investment Company Institute, administrative fees payable under the Fund's Administration Agreement, and

Mutual Fund Group



sub-administration fees payable under the Distribution and Sub-Administration Agreement. In addition, each class will pay those expenses allocable to the class, including: shareholder servicing fees and expenses; expenses of preparing, printing and mailing prospectuses, reports, notices, and proxy statements to shareholders and government offices or agencies; expenses of shareholder meetings; expenses relating to the registration and qualification of shares of the particular class and the preparation, printing and mailing of prospectuses for such purposes (except that the Distribution and Sub-Administration Agreement requires VBDS to pay for prospectuses which are to be used for sales to prospective investors).

      Expenses of the Portfolio also include all fees under the Portfolio's Administration Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government officers and commissions; expenses of meetings of investors; and the advisory fees payable to the Adviser under the Advisory Agreement.


              Description of Shares, Voting Rights and Liabilities

      Mutual Fund Group is an open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because the Fund is "non-diversified", more than 5% of the assets of the Fund may be concentrated in the securities of any single issuer, which may make the value of the shares in a fund more susceptible to certain risks than shares of a diversified mutual fund.


      The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class generally vote separately, for example to approve distribution plans, but vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Funds' Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting,

Mutual Fund Group



proportionately in accordance with the votes cast by holders of all shares of the same portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of the Fund or that series or class.


      The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


      The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

      Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of all Fund shareholders and will cast its vote as instructed by Fund shareholders. As with any mutual fund, other investors in the Portfolio could control the results of voting at the Portfolio level. In certain instances (e.g., a change in fundamental investment policies or restrictions by the Portfolio which was not approved by the Fund's shareholders), this could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Trust.


      Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for trading. At 4:00 p.m., Eastern time, on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of 4:00 p.m. Eastern time, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the investor's investment in the Portfolio effected as of 4:00 p.m., Eastern time, on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, for the following day the New York Stock Exchange is open for trading.

Mutual Fund Group
SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN


                          Shareholder Servicing Agents

      The shareholder servicing agreement with each Shareholder Servicing Agent provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. For performing these services, each Shareholder Servicing Agent receives certain fees, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annual basis, 0.25% of the average daily net assets of each class of shares of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it. In addition, Chase may provide other related services to the Fund and/or Portfolio for which it may receive compensation.

      The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts ("Accounts") . Through such Accounts, customers can purchase, exchange and redeem shares, receive dividends and distributions on Fund investments, and take advantage of any services related to an Account offered by such Shareholder Servicing Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions. State securities laws may require banks and financial institutions to register as dealers under state law.

Mutual Fund Group



Transfer Agent and Custodian


      DST Systems, Inc ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Fund and the Portfolio. In this capacity, DST maintains the account records of all shareholders in the Funds, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust or the Portfolio and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

      Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund, i.e., cash and securities representing the Fund's interest in the Portfolio, and as the custodian of the Portfolio's assets, for which Chase receives compensation as is from time to time agreed upon by the Trust or the Portfolio and Chase. The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for Portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in the Portfolio. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Custodian does not determine the investment policies of the Fund or the Portfolio or decide which securities will be bought or sold on behalf of the Portfolio or otherwise have access to or share material inside information with the internal division that performs advisory services for the Portfolio.



                        YIELD AND PERFORMANCE INFORMATION


      From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of the Fund or its classes. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to

Mutual Fund Group


prospective shareholders.


      The Fund may provide period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. Period total rates of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested; annualized total rates of return will be slightly higher than period total rates of return (if the periods are shorter than one year) because of the compounding effect of the assumed reinvestment. One-, fiveand ten-year periods will be shown, unless the class has been in existence for a shorter period.


      The Fund may provide "yield" quotations in addition to total rate of return quotations. The "yield" quotations of the Fund will be based upon a hypothetical net investment income earned by the Fund over a thirty day or one month period (which period shall be stated in any advertisement or communication with a shareholder). The "yield" is then "annualized" by assuming that the income generated over the period will be generated over a one year period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.


      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of the Fund will vary based on interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. The Adviser, the Shareholder Servicing Agent, the Administrator or VBDS
 may voluntarily waive a portion of their fees on a month-to-month basis. In addition, VBDS may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to yields and total rates of return published for other investment companies and other investment vehicles
(including different classes of shares). The Fund is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares -- Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return. See the Statement of Additional Information for further information concerning the calculation of the yields or total rates of return quotations for the classes of shares of the Fund.


                                Other Information

      The Statement of Additional Information contains more detailed information

Mutual Fund Group



about the Fund and the Portfolio, including information related to (i) the Fund's and Portfolio's investment policies and restrictions, (ii) risk factors associated with Fund's and Portfolio's policies and investments, (iii) the Trust's and Portfolio's Trustees, officers and the administrators and the Adviser, (iv) portfolio transactions, (v) the Funds' shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations. The following audited financial statements of the Fund are incorporated by reference in the Statement of Additional Information: Portfolio of Investments at October 31, 1994, Statement of Assets and Liabilities at October 31, 1994, Statement of Operations for the year ended October 31, 1994, and Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1994 and Per Share Data and Ratios for each of the five years in the period ended October 31.


     The Code of Ethics of the Fund prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Code of Ethics of the Fun is that its operations be carried out for the exclusive benefit of the Fund's shareholders. The Fund maintains careful monitoring of compliance with the Code of Ethics.





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                                   PROSPECTUS

                          VISTA(sm) CAPITAL GROWTH FUND
                              INSTITUTIONAL SHARES
                                                                January __, 1996

         VISTA CAPITAL GROWTH FUND (the "Fund") seeks to provide its shareholders with long-term capital growth primarily through a broad portfolio (i.e., at least 80% of its assets in normal circumstances) in common stocks. The Fund will invest all of its assets in a portfolio holding stocks of issuers (including foreign issuers) of small to mid-sized companies, with average capitalization of $500 million to $4 billion. The adviser intends to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Current income, if any, is a consideration incidental to the Fund's objective of long term capital growth. The Fund is a non-diversified series of Mutual Fund Group (the "Trust"), an open-end, management investment company organized as a business trust under the laws of the Commonwealth of massachusetts on May 11, 1987, presently consisting of 15 separate series (the "Funds"). Because the Fund is "non-diversified", more of the Fund's assets maybe concentrated in the securities of any single issuer, than if the Fund was"diversified" which may make the value of shares of the Fund more susceptible to certain risks than shares of a diversified mutual fund.


         The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objectives by investing all of its investable assets in Capital Growth Portfolio (the "Portfolio"), an open-end management investment company managed by The Chase Manhattan Bank, N.A. with investment objectives that are identical to those of the Fund. Investors should carefully consider this investment approach. For additional information regarding this unique investment structure, see "Unique
 Characteristics of Master/Feeder Fund Structure" on page __.


         Of course, there can be no assurance that the Fund or Portfolio will achieve their investment objectives. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objective and Policies" in this Prospectus. Investors should also refer to "Additional Information on Investment Policies and Techniques" on page
__.

     The Chase Manhattan Bank, N.A. ("Chase" or the "Adviser") is the Portfolio's investment adviser, administrator and custodian. Vista Broker-Dealer Services, Inc. ("VBDS" or the "Distributor") is the Fund's distributor and is unaffiliated with Chase. Investments in the Fund are subject to risk--including possible loss of principal--and will fluctuate in value. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by Chase or any of its affiliates and are not insured by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         This Prospectus only offers shares of the Fund's Institutional Shares class of shares. Institutional Shares of the Fund are continuously offered for sale without a sales load through VBDS





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only to qualified  investors  that make an initial  investment  of $1,000,000 or more. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund also offers, through a separate prospectus,
  Class A and Class B shares, each with a public offering price that reflects sales charges and different expense levels. Sales persons and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different compensation with respect to one particular class of shares over another in the Fund.



         This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. A Statement of Additional Information for the Fund, dated January __, 1996, which contains more detailed information concerning the Fund including the trustees and officers of the Fund and Portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund.







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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     Investors should read this prospectus carefully and retain it for future reference

         For information about the Fund or other classes of Shares offered by the Fund, simply call the Vista Service Center at 1-800- 622-4273.







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                                                     TABLE OF CONTENTS




Expense Summary...............................................................4
Investment Objectives and Policies............................................5
Additional Information on Investment Policies and Techniques..................6
Distribution Method ..........................................................10
Management....................................................................10
Purchases and Redemptions of Shares...........................................11
Tax Matters...................................................................13
Other Information Concerning Shares of the Fund...............................15
Shareholder Servicing Agents, Transfer Agent and Custodian....................17
Yield and Performance Information.............................................18











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EXPENSE SUMMARY


         The following table provides (i) a summary of estimated expenses relating to purchases and sales of Institutional Shares of the Fund, and the estimated aggregate annual operating expenses of the Fund and the Portfolio, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Institutional Shares of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust retained the services of the investment adviser and the assets of the Fund were invested directly in the type of securities to be held by the Portfolio.

                              Institutional Shares
Shareholder Transaction Expenses

Maximum Initial Sales Charge Imposed on Purchases
 (as a percentage of offering price) ................................. None
Maximum Sales Charge Imposed on Reinvested Dividends.................. None
Exchange Fee.......................................................... None
Maximum Contingent Deferred Sales Charge
  (as a percentage of redemption proceeds)............................ None


Annual Fund Operating Expenses
  (as a percentage of net assets)

Investment Advisory Fee................................................0.40%
Rule 12b-1 Distribution Plan...........................................0.00%
Administration Fee.....................................................0.10%
Other Expenses
  --Sub-administration Fee.............................................0.05%
  --Shareholder Servicing Fee..........................................0.25%
  --Other Operating Expenses++ ........................................0.20%


Total Fund Operating Expenses.........................                 1.00



--------
++A shareholder may incur a $10.00 charge for certain wire redemptions.



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Example:

         You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual rate of return:


                                      One     Three    Five      Ten
                                      Year    Years    Years     Years
  Institutional Shares ............. $ __      $ __   $___     $ ___

         The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, administrative fee, sub-administrative fee, shareholder servicing agent fee and other operating expenses expected to be incurred by the Fund and/or Portfolio during the fiscal year. A more complete description of the Fund's and Portfolio's expenses, including any potential fee waivers, is set forth herein on pages __-__, __-__ and __-__.

         The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The "Example" should not be considered a representation of past or future expenses of the Fund or Portfolio; actual expenses may be greater or less than shown.

INVESTMENT OBJECTIVES AND POLICIES

Introduction


         The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.


         The Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and an investment in its shares involves the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. The net asset value of the Fund will fluctuate based on the value of the securities in the Portfolio. Given the above-average investment risk inherent in the Fund, investment in shares of the Fund should not be considered a complete investment program and may not be appropriate for all investors.





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         Investment  Objective  -- The  investment  objective  of the Fund is to provide its shareholders with long-term capital growth. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

         Investment Policies -- The Fund seeks to achieve its investment objective by investing in the Portfolio which invests (i.e., at least 80% of its assets under normal circumstances) in common stocks. The Portfolio will seek to invest all of its assets in a portfolio holding stocks of issuers (including foreign issuers) of small to mid-sized companies, with capitalization of $500 million to $4 billion. The Adviser intends to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. In addition, the Portfolio may invest up to 20% of its net assets in convertible securities. Current income, if any, is a consideration incidental to the Fund's objective of long term capital growth.


         The Portfolio normally will be substantially fully invested and, under normal circumstances, invest at least 80% of its assets in common stocks. The Portfolio may invest up to 20% of its net assets in stocks of foreign issuers. Investments in foreign securities are subject to certain risks to which investments in domestic securities are not subject, including political or economic instability of the issuer or country of issue and the possibility of the imposition of exchange controls. However the Portfolio reserves the right to invest more than 20% of its assets in cash, cash equivalents and debt securities for temporary defensive purposes during periods which the Adviser considers to be particularly risky for investment in common stocks. See "Additional Information on Investment Policies and Techniques--Non-U.S. Securities" on page
__.

     The Portfolio may enter into transactions in derivatives and related instruments. The information presented below under "Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments , as well as further information concerning the investment policies and techniques of the Portfolio. In addition, the Statement of Additional Information includes a further discussion of these instruments which may be entered into by the Portfolio. The use of such instruments involves transaction costs and certain risks, which are discussed in the Statement of Additional Information.

       Shareholder approval is not required to change the investment objective or any of the investment policies described above or in "Additional Information on Investment Policies and Techniques".However, in the event of a change in the Fund's or Portfolio's investment objectives,shareholders will be given at least 30 days' prior written notice.




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ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES


         To the extent the assets of the Portfolio are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations and commercial paper, as described under "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information, and in repurchase agreements, as described below and in greater detail under "Investment
 Objectives, Policies and Restrictions" in the Statement of Additional Information.


         Among the common stocks in which the Portfolio may invest are stocks of foreign issuers, although at present the Portfolio does not intend to invest more than 20% of its assets in such securities. These securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

         Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and money market conditions, there can be no assurance that the investment objectives of the Fund and Portfolio will be achieved.

         Repurchase Agreements. The Portfolio may, when appropriate, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase) only with member banks of the Federal Reserve System and security dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Portfolio, but the Portfolio might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, the Portfolio, through its custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for the Portfolio to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 100% of the value of the repurchase agreements. Not more than 10% of the total assets of the Portfolio will be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days. Repurchase Agreements are considered by the Staff of the Securities and Exchange Commission to be loans by the Portfolio.


       Portfolio Management and Turnover.It is not intended that the assets of the Portfolio will be invested in securities for the purpose of short-term profits. However, the Portfolio will dispose of portfolio securities whenever




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Mutual Fund Group



the Adviser believes that changes are appropriate. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of portfolio transactions and brokerage allocation, see "Investment Objectives, Policies and Restrictions--Investment Policies: Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information.


         Portfolio Securities Lending. Although the Portfolio would not intend to engage in such activity in the ordinary course of business, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan.


         However,  the  receipt  of  any  dividend-equivalent  payments  by  the
Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans justifies the risk.


 Foreign Securities
         Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S. Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are

Mutual Fund Group


generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.


         The Portfolio may invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of European Community to reflect changes in relative values of the underlying currencies. The Portfolio's

 Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities. European governments and supranational organizations (discussed below), in particular, issue ECU-denominated securities.

         The Portfolio may invest in securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries: the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to land funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

         The Portfolio may invest its assets in securities of foreign issuers in the form of sponsored ADRs, EDRs, or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.


 Derivative and Related Instruments
                  The Portfolio may invest its assets in derivative and related instruments subject only to the Portfolio's investment objective and policies and the requirement that, to avoid leveraging the Portfolio, the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U. S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.

         The value of some derivative or similar instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing interest rates or other economic factors, and - like other investments of the Portfolio - the ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.





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Mutual Fund Group



If the Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of a loss. The Portfolio might not employ any or all of the instruments described herein, and no assurance can be given that any strategy used will succeed.


To the  extent  permitted  by the  investment  objectives  and  policies  of the
Portfolio,   and  as  described  more  fully  in  the  Statement  of  Additional
Information, the Portfolio may :

o purchase, write and exercise call ando put options on securities, securities indexes and foreign currencies (including using options in
     combination   with   securities,    other   options   or   derivative
     instruments);
o    enter into futures  contracts and options on futures  contracts;
o    employ forward  currency  and  interest-rate   contracts;
o    purchase  and  sell mortgage-backed  and  asset-backed  securities;  and
o    purchase  and sell structured products.

Risk Factors--
     As explained more fully in the Statement of Additional Information, there are a number of risks associated with th derivatives and related instruments, including:

Mutual Fund Group




      o There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss of both the hedged assets in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.

      o The Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy.

      o Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

      o Strategies not involving hedging may increase the risk to the Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Portfolio than hedging strategies using the same instruments.

      o There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond the limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.

      o Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.

      o In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Portfolio may experience a loss.

Mutual Fund Group



     o  In  transactions  involving  currencies,   the  value  of  the  currency
     underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, government policies and market forces.


Unique Characteristics of Master/Feeder Fund Structure
      Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, other investors investing in the Portfolio are not required to sell their shares at the same public offering prices as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

      Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large of institutional investors). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdrawn the Fund's interest in the Portfolio. Any cash withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.


      The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having the

Mutual Fund Group



same investment objectives as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies of the Portfolio.


      State securities regulations generally do not permit the same individuals who are disinterested Trustees of the Fund to be Trustees of the Portfolio absent the adoption of written procedures by a majority of the Disinterested Trustees of the Fund reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. The Trustees of the Fund, including a majority of the Disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.


      There are several domestic investment companies that invest all of their assets in the Portfolio, as does the Fund, and that are sold primarily to foreign investors. The Fund perceives no adverse effect to the Fund or its shareholders as a result of such companies' investment in the Portfolio because such companies are regulated by U.S. securities law, their investment in the Portfolio is small as compared to the aggregate investment in the Portfolio, and their shareholder base is diverse.


      Investors in the Fund may obtain information about whether an investment in the Portfolio may be available through other Funds by writing the Vista Service Center.


      For more information,  see  "Management,"  "Other  Information  Concerning
Shares  of  the  Fund,"  "Shareholder  Servicing  Agents,   Transfer  Agent  and
Custodian" and "Additional Information on Investment Policies and Techniques."

Mutual Fund Group




 DISTRIBUTION METHOD

      Sales Charges-- Institutional Shares are sold at net asset value without the imposition of a front-end or initial sales charge or a contingent deferred sales charge

      Ongoing Annual Expenses--Institutional Shares have an annual shareholder servicing fee of 0.25% of its average daily net assets. Institutional Shares do not pay an annual distribution fee under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").

Mutual Fund Group



Other Information--Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of Fund shares rather than another.


MANAGEMENT


      The Fund does not have an investment adviser because the Trust seeks to achieve the investment objectives of the Fund by investing all of the investable assets of the Fund in the Portfolio. The Portfolio's investment adviser is Chase, which also serves as the Fund's and Portfolio's administrator. Chase global investment management capabilities are supported by investment professionals located in cities around the world, including New York, Geneva and Hong Kong. The Adviser

      The Adviser manages the assets of the Portfolio pursuant to an Investment Advisory Agreement dated November 15, 1993 and, subject to such policies as the Board of Trustees may determine, the Adviser makes investment decisions for the

Portfolio. Dave Klassen and Greg Adams, Vice Presidents of the Adviser, co-manage the Portfolio. Mr. Klassen, Head of U.S. Equity Funds Management and Research for Chase, is also primarily responsible for the day-to-day management of the Portfolio as well as several pooled equity funds . Mr. Klassen joined Chase in March 1992 . Prior to joining Chase, Mr. Klassen spent 11 years as a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Mr. Adams Director of U. S. Equity Research for Chase, is also responsible for managing the Vista Equity Fund, the Vista Balanced Fund, as well as managing a number of Chase's pooled equity funds. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process. For its services under the Investment Advisory Agreement, the Adviser is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Portfolio's average daily net assets. The Adviser may, from time to time, voluntarily waive all or a portion of its fees payable under the Advisory Agreement.



      The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios.

These accounts have varying investment objectives.

Mutual Fund Group




      Certain Relationships and Activities. The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Adviser and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. The Adviser and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest the Portfolio's assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Portfolio. The Adviser has informed the Portfolio that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Adviser, including the division that performs services for the Portfolio as Custodian, or in the possession of any affiliate of the Adviser. Shareholders of the Fund are notified that Chase and its affiliates may exchange among themselves certain information about the shareholder and his account.

The  Administrator
      Pursuant to Administration Agreements, dated as of January 1, 1989, as amended September 30, 1993 and _____, 1995 (collectively the "Administration Agreement") Chase serves as administrator of the Fund. Chase provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities necessary to carry out the duties thereunder. Chase is entitled to receive from each of the Fund and the Portfolio a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement.

PURCHASES AND REDEMPTIONS OF SHARES

                                    Purchases


      Institutional Shares are sold to qualified investors without a sales load at their public offering price. The public offering price of Institutional Shares is the next determined net asset value. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. Institutional Shares of the Fund may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with Vista Broker-Dealer Services, Inc., at the public offering price which is computed once daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time; however, options are priced at 4:15 p.m.) on each business day during which the Exchange is open for trading ("Fund Business Day") . Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at the offering price effective at the close of such Exchange, provided the order is received by the Transfer Agent prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.


          Shareholder Servicing Agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund Shares, such as pre-authorized or systematic purchase and redemption plans. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain

Mutual Fund Group



Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as Shareholder Servicing Agents (see "Shareholder Servicing Agents, Transfer Agent and Custodian -- Shareholder Servicing Agents"), which may have the effect of increasing the net return on the investment of customers of that Shareholder Servicing Agent.



                               Minimum Investments


     The Fund has established minimum initial investment for the purchase of Institutional Shares. The minimum initial investment amount is $1,000,000. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other Vista Funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

     Exchanges for Institutional Shares of other Vista Funds. Institutional Shares of the Fund may be exchanged for Institutional Shares of other Vista Funds. See "Exchange Privilege."



                                   Redemptions

      Shareholders may redeem all or any portion of the shares in their account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent or Dealer and transmitted to and received by the Transfer Agent. Redemptions will be effected on the same day the redemption order is received if such order is received prior to 4:00 p.m. Eastern time, or any Fund Business Day. The proceeds of aredemption will be paid by wire in federal funds normally on the next Fund Business Day after the redemption is effected, but in any event within seven days. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied.

Mutual Fund Group




A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at (800) 622-4273.

      The value of shares of the Fund redeemed may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned his shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss. The Fund retains the right to pay the redemption price of shares in kind with securities (instead of cash). However, the Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).


      The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

Mutual Fund Group


      Redemption of Accounts of Less than $1,000,000. The Fund may redeem the shares of any shareholder, if at such time, the aggregate net asset value of the shares in such shareholder's account is less than $1,000,000. In the event of any such redemption, a shareholder will receive at least 60 days notice prior to the redemption.


                               Exchange Privilege


      Shareholders may exchange, at net asset value, Institutional Shares of the Fund for Institutional Shares of the other Vista Funds which have an Institutional Share class of shares in accordance with the terms of the then current prospectus of the Fund being acquired. No initial sales charges or contingent deferred sales charges are imposed on the Institutional Shares being acquired through an exchange. Currently, the Fund, Vista Growth and Income Fund, Vista Small Cap Fund and Vista money market funds offer Institutional Shares. The prospectus of the other Vista Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. Under this exchange privilege, Institutional Shares of the Fund may be exchanged for Institutional Shares of other Vista Funds only if those Funds and their shares are registered in the states where the exchange may legally be made and only if the account registrations are identical.

Mutual Fund Group



      Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired through an exchange transaction are purchased on the date on which the shares are redeemed from the original fund, but such purchase may be delayed by either Fund up to five business days if such Fund determines that it would be disadvantaged by an immediate transfer of the proceeds. This privilege may be amended or terminated at any time without notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain pre-authorizations or indemnifications are accepted and on file. Further information and telephone exchange forms are available from the Transfer Agent.

      Market Timing. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Trustees or Adviser believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee per each such exchange.


                                     General


      The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders  automatically  upon  opening an account  unless the  privilege  is declined in the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such reasonable procedures, it may be liable for losses due to unauth ized or fraudulent instructions.

Mutual Fund Group



      Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder , to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder in its latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing. Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the procedures that have been established for Fund accounts and services.


      Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Fund shares or any investment account established with a Shareholder Servicing Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.


TAX MATTERS


      The following discussion is addressed primarily to noncorporate investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with a tax adviser as to the tax consequences of an investment in

Mutual Fund Group



the Fund, including the status of distributions from the Fund in its own state and locality.

     The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all of its taxable income is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on the amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions will be taxable to shareholders to the extent of the Fund's current and accumulated earnings and profits. The Portfolio is not required to pay any federal income or excise taxes.

      The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.


      Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes. A portion of the ordinary income dividends paid by the Fund with respect to a year (which cannot exceed the aggregate amount of its share of qualifying dividends received by the Portfolio from domestic corporations during the year) may qualify for the 70% dividends-received deduction for corporate shareholders, but any such dividends-received deduction will not be allowed in computing a corporate shareholder's adjusted current earnings, upon which is based a corporate preference item which may be subject to an alternative minimum tax or to the environmental superfund tax. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. Ordinary income dividends and capital gain dividends from the Fund may also be subject to state and local taxes.


      Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

      Distributions to shareholders will be treated in the same manner for

Mutual Fund Group



federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends (and any portion thereof which qualify for the dividends-received deduction for corporations) and capital gains dividends, will be sent to the Fund's shareholders promptly after the end of each year.


      Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

      Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

Mutual Fund Group


OTHER INFORMATION CONCERNING SHARES OF THE FUND

                                 Net Asset Value


     The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each Fund Business Day, by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of its shares outstanding. Values of assets held by the Portfolio (i.e., the value of its investment in the Portfolio and its other assets) are determined on the basis of their market or other fair value, as described in the Statement of Additional Information. A share's net asset value is effective for orders received by a Shareholder Servicing Agent prior to its calculation and received by the Distributor prior to the close of business, usually 4:00 p.m. Eastern time, on the Fund Business Day on which such net asset value is determined. The net asset values per share of each of the Fund's classes may differ slightly due to differing allocations of class-specific expenses. The per share net asset value of Institutional Shares of the Fund will generally be higher than that of the Fund's other classes of shares because of the lower expenses borne by the Institutional Shares .


              Net Income, Dividends and Capital Gain Distributions


     Substantially all of the net income from dividends and interest (if any) of the Fund is paid to its shareholders semi-annually (in the months of June and December) as a dividend. The Fund's net investment income for a class of shares consists of the interest income for a class of shares earned on its portfolio, less expenses including these allocable to a particular class. In computing the interest income, premiums are not amortized or discounts accrued on long-term debt securities, except as required for federal income tax purposes. The Fund will distribute its net realized short-term and long-term capital gains, if any, to its shareholders at least annually. Dividends paid on each of the Fund's classes of shares are calculated at the same time and in the same manner. In general, dividends on Institutional Shares are expected to be higher than those on the other classes of shares due to the lower expenses, borne by the Institutional Shares.


      The Fund intends to make additional distributions to the extent necessary to avoid application of the 4% nondeductible excise tax on certain undistributed income and net capital gains of mutual funds imposed by Section 4982 of the Code.


      Subject to the policies of the shareholder's Shareholder Servicing Agent, a shareholder may elect to receive dividends and capital gains distributions from the Fund in either cash or additional shares .

Mutual Fund Group



                  Distribution and Sub-Administration Agreement


     The Distribution and Sub-Administration Agreement dated April 2, 1990, amended June 1, 1990 and September 30, 1993 (the "Distribution Agreement"), provides that VBDS will act as the principal underwriter of the Fund's shares and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. In addition, VBDS will provide certain sub-administration services, including providing officers, clerical staff and office space.


                                    Expenses


      The respective expenses of each of the Funds of the Trust and the Portfolio include the compensation of their respective Trustees: registration fees; interest charges; taxes; fees and expenses of independent accountants, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio; insurance premiums; and expenses of calculating the net asset value of, and the net income on, the Portfolio and shares of the Fund.

      The Fund will pay all of its pro rata share of the foregoing expenses of the Trust, including membership dues in the Investment Company Institute, administrative fees payable under the Fund's Administration Agreement, and sub-administration fees payable under the Distribution and Sub-Administration Agreement. In addition, each class will pay those expenses allocable to the class, including: shareholder servicing fees and expenses; expenses of preparing, printing and mailing prospectuses, reports, notices, and proxy statements to shareholders and government offices or agencies; expenses of shareholder meetings; expenses relating to the registration and qualification of shares of the particular class and the preparation, printing and mailing of prospectuses for such purposes (except that the Distribution and

Mutual Fund Group


Sub-Administration Agreement requires the Distributor to pay for prospectuses which are to be used for sales to prospective investors).


      Expenses of the Portfolio also include all fees under the Portfolio's Administration Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government officers and commissions; expenses of meetings of investors; and the advisory fees payable to the Adviser under the Advisory Agreement.

              Description of Shares, Voting Rights and Liabilities


     Mutual Fund Group is an open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because the Fund is "non-diversified ", more of the assets of the Fund may be concentrated in the securities of any single issuer than if the Fund was "diversified", which may make the value of the shares in a fund more susceptible to certain risks than shares of a diversified mutual fund.

      The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-exemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class generally vote separately, for example to approve distribution plans, but shares of all series or classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Funds' Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all

Mutual Fund Group



outstanding shares of the Trust. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of the Fund or that series or class.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


     The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.


      Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of all Fund shareholders and will cast its vote as instructed by Fund shareholders. As with any mutual fund, other investors in the Portfolio could control the results of voting at the Portfolio level. In certain instances (e.g., a change in fundamental investment policies or restrictions by the Portfolio which was not approved by the Fund's

Mutual Fund Group



 shareholders), this could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Trust.


      Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for trading. At 4:00 p.m. Eastern time, on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of 4:00 p.m. Eastern time, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the investor's investment in the Portfolio effected as of 4:00 p.m. Eastern time, on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following day the New York Stock Exchange is open for trading.


SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

                          Shareholder Servicing Agents

      The shareholder servicing agreement with each Shareholder Servicing Agent provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses

Mutual Fund Group



and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. For performing these services, each Shareholder Servicing Agent receives certain fees, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. Fees relating to acting as liaison to shareholders and providing personal services to shareholders, will not exceed, on an annual basis, 0.25% of the average daily net assets of each class of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it. In addition, Chase may provide other related services to the Fund and/or Portfolio for which it may receive compensation.

     The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts (" Accounts") . Through such Accounts, customers can purchase, exchange and redeem shares, receive dividends and distributions on Fund investments, and take advantage of any services related to an Account offered by such Shareholder Servicing Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions. State securities laws may require banks and financial institutions to register as dealers under state law.

Mutual Fund Group


Transfer Agent and Custodian


     DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Fund and the Portfolio. In this capacity, DST maintains the account records of all shareholders in the Funds, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust or the Portfolio and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

      Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund i.e., cash and securities representing the Fund's interest in the Portfolio, and as the custodian of the Portfolio's assets, for which Chase receives compensation as is from time to time agreed upon by the Trust or the Portfolio and Chase. The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio and Portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in the Portfolio. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Portfolio's Custodian does not determine the investment policies of the Portfolio or decide which securities will be bought or sold on behalf of the Portfolio or otherwise have access to or share material inside information with the internal division that performs advisory services for the Portfolio.




YIELD AND PERFORMANCE INFORMATION


      From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar

Mutual Fund Group



products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of the Fund or its classes. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.

        The Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period.
One-, five- and ten-year periods will be shown, unless the class has been in existence for a shorter period.


      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of the Fund will vary based on interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. The Adviser, the Shareholder Servicing Agent, the Administrator and the Distributor may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to yields and total rates of return published for other investment companies and other investment vehicles
(including different classes of shares). The Fund is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of

Mutual Fund Group



Shares -- Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return. See the Statement of Additional Information for further information concerning the calculation of the yields or total rates of return quotations for classes of shares of the Fund.




                                Other Information

      The Statement of Additional Information contains more detailed information about the Fund and the Portfolio, including information related to (i) the Fund's and Portfolio's investment policies and restrictions, (ii) risk factors associated with the Fund's and Portfolio's policies and investments, (iii) the Trust's and Portfolio's Trustees, officers and the administrators and the Adviser, (iv) portfolio transactions, (v) the Funds' shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations. The audited financial statements of the Fund are incorporated by reference in the Statement of Additional Information: Portfolio of Investments at October 31, 1994, Statement of Assets and Liabilities at October 31, 1994, Statement of Operations for the year ended October 31, 1994, and Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1994 and Financial Highlights for each of the five years ended October 31, 1994.


The Code of Ethics of the Fund prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Code of Ethics of the Fund is that its operations be carried out for the exclusive benefit of the Fund's shareholders. The Fund maintains careful monitoring of compliance with the Code of Ethics.



                                                    * * * * * * * * * *

Mutual Fund Group



                                   PROSPECTUS

                         VISTA(sm) SMALL CAP EQUITY FUND
                              INSTITUTIONAL SHARES

                                                               January ___, 1996


      VISTA SMALL CAP EQUITY FUND (the "Fund") seeks to provide its shareholders with long-term capital growth primarily through a broad portfolio (i.e., at least 80% of its assets in normal circumstances) in common stocks. Under ordinary circumstances, the Fund will invest at least 65% of its assets in small-sized companies, with capitalization of $500 million or less. The Adviser intends to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Current income, if any, is a consideration incidental to the Fund's objective of growth of capital. There can be no assurance that the methodology employed will satisfy the Fund's objective of long term capital growth. To retain investment flexibility, the Fund may determine to discontinue selling new shares of the Fund when the net assets of the Fund reach approximately $500 million. Were the Fund to do so, existing shareholders of the Fund would be permitted to continue making additional purchases of Fund shares. The Fund is a non-diversified series of Mutual Fund Group (the "Trust"), an open-end, management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987, presently consisting of 15 separate series (the "Funds"). Because the Fund is "non-diversified", more of the Fund's assets may be concentrated in the securities of any single issuer, than if the Fund was "diversified" which may make the value of shares of the Fund more susceptible to certain risks than shares of a diversified mutual fund.

      Of course, there can be no assurance that the Fund will achieve its investment objective. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objective, Policies and Risk Factors" in this Prospectus. Investors should also refer to "Additional
 Information on Investment Policies and Techniques" on page ___ .

     The Chase Manhattan Bank, N.A. ("Chase" or the "Adviser") is the investment adviser, custodian (the "Custodian") and administrator (the "Administrator"). Vista Broker-Dealer Services, Inc. ("VBDS" or the "Distributor") is the Fund's distributor and is unaffiliated with Chase. Investments in the Fund are subject to risk--including possible loss of principal--and will fluctuate in value. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by Chase or any of its affiliates and are not insured by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Mutual Fund Group



      This prospectus only offers shares of the Fund's Institutional Shares class of shares. Institutional Shares of the Fund are continuously offered for sale without a sales load through VBDS only to qualified investors that make an initial investment of $1,000,000 or more. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. An investor should obtain from its Shareholder Servicing Agent, if appropriate, and should read in conjunction with this Prospectus, the materials provided by the Shareholder Servicing Agent describing the procedures under which the shares of the Fund may be purchased and redeemed through such Shareholder Servicing Agent. The Fund also offers, through a separate prospectus, Class A and Class B shares, each with a public offering price that reflects sales charges and different expense levels. Sales persons and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different compensation with respect to one particular class of shares over another in the Fund.


      This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. A Statement of Additional Information for the Fund, dated January __, 1996 which contains more detailed information concerning the Fund including the trustees and officers of the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund .


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   Investors should read this prospectus carefully and retain it for future reference.

      For information about the Fund , or other classes of shares offered by the Fund,, simply call the Vista Service Center at the following toll-free number:
1-800- 622-4273.

                                TABLE OF CONTENTS





Expense Summary...............................................................4

Investment Objective, Policies and Risk Factors...............................5

Additional Information on Investment Policies and Techniques..................6

Distribution Method...........................................................8

Management....................................................................8

Purchases and Redemptions of Shares...........................................10

Tax Matters...................................................................12

Other Information Concerning Shares of the Fund...............................13

Shareholder Servicing Agents, Transfer Agent and Custodian....................15

Yield and Performance Information.............................................16

Mutual Fund Group


EXPENSE SUMMARY

         The following table provides (i) a summary of expenses relating to purchases and sales of Institutional Shares of the Fund, and the aggregate annual operating expenses of the Fund, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in Institutional Shares of the Fund.

                     Institutional  Shares


Shareholder Transaction Expenses
Maximum Initial Sales Charge Imposed on Purchases
  (as a percentage of offering price) ......................................None
Maximum Sales Charge Imposed on Reinvested Dividends........................None
Exchange Fee................................................................None
Maximum Contingent Deferred Sales Charge
  (as a percentage of redemption proceeds)..................................None


Annual Fund Operating Expenses
  (as a percentage of net assets)

Investment Advisory Fee....................................................0.65%
Rule 12b-1 Distribution Plan Fee...........................................0.00%
Administration Fee.........................................................0.10%
Other Expenses
  --Sub-Administration Fee ................................................0.05%
  --Shareholder Servicing Fee .............................................0.15%
  --Other Operating Expenses+++ ...........................................0.15%

Total Fund Operating Expenses..........................................    1.10%
                                                                           =====


Example:

         You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual total return:


                                                One      Three     Five     Ten
                                               Year     Years    Years    Years
Institutional Shares ........................... $__    $__       $__     $__



--------
+++A shareholder may incur a $10.00 charge for certain wire redemptions.





         The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, administrative fee, sub-administrative fee, shareholder servicing agent fee and other operating expenses expected to be incurred by the Fund during the fiscal year. A more complete description of the Fund's expenses, including any potential fee waivers, is set forth herein on pages __-__, __-__ and __-__.

         The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses"
 remain the same in the years shown. The "Example" should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than shown.

Mutual Fund Group


INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

Introduction

         The Fund is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and an investment in its shares involves the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. The net asset value of the Fund will fluctuate based on the value of the securities in the Fund's portfolio. Given the above-average investment risk inherent in the Fund, investment in shares of the Fund should not be considered a complete investment program and may not be appropriate for all investors.

         Investment Objective -- The investment objective of the Fund is to provide its shareholders with long-term capital growth. Current income, if any, is a consideration incidental to the Fund's objective of growth of capital.

         Investment Policies -- The Fund seeks to achieve its investment objective by investing (i.e., at least 80% of its total assets under normal circumstances) in common stocks. Under ordinary circumstances, the Fund will invest at least 65% of its assets in small sized-companies, with capitalization of $500 million or less. The Adviser intends to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital. There can be no assurance that the methodology employed will satisfy the Fund's objective of long term capital growth. An investor should be aware that investment in small capitalization issuers may be more volatile than investments in issuers with market capitalizations greater than $500 million due to the lack of diversification in the business activities, limited product lines, markets or financial resources, and correspondingly greater susceptibility to changes in the business cycle of small capitalization issuers. Small

Mutual Fund Group


capitalization stocks as a group may not respond to general market rallies or downturns as much as other types of equity securities. This investment policy involves the risks that the changes or trends identified by the Adviser will not occur or will not be as significant as projected and that, even if the changes or trends develop, the particular issues held by the Fund will not benefit as anticipated from such changes or trends.


     The Fund normally will be substantially fully invested and, under normal circumstances, invest at least 80% of its total assets in common stocks. The Fund may invest up to 20% of its total assets in stocks of foreign issuers. Investments in foreign securities are subject to certain risks to which investments in domestic securities are not subject, including political or economic instability of the issuer or country of issue and the possibility of the imposition of exchange controls. However, the Fund reserves the right to invest more than 20% of its total assets in cash, cash equivalents and debt securities such as commercial paper, bank obligations and obligations issued by the U.S. Government or its agencies and instrumentalities which have a remaining maturity of one year or less for temporary defensive purposes during periods which the Adviser considers to be particularly risky for investment in common stocks. See "Additional Information on Investment Policies and Techniques--Foreign Securities" on page __. The Fund may also enter into repurchase agreements and engage in the lending of portfolio securities. See "Additional Information on Investment Policies and Techniques--Repurchase Agreements, Portfolio Securities Lending on page __.

     The Fund may enter into transactions in derivatives and related instruments. The information presented below under "Additional Information on Investment Policies and Techniques" contains a more complete description of these instruments , as well as further information concerning the investment policies and techniques of the Fund. In addition, the Statement of Additional Information includes a further discussion of these instruments which may be entered into by the Fund. The use of such instruments involves transaction costs and certain risks, which are discussed in the Statement of Additional Information.

     Shareholder approval is required to change the Fund's investment objective which is considered to be fundamental. However, shareholder approval is not

Mutual Fund Group



required to change any of the investment policies described above or in "Additional Information on Investment Policies and Techniques".



ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES


         To the extent the assets of the Fund are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations and commercial paper, as described under "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information, and in repurchase agreements, as described below and in greater detail under "Investment
 Objectives, Policies and Restrictions" in the Statement of Additional Information.


         Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and money market conditions, there can be no assurance that the investment objective of the Fund will be achieved.

     Repurchase Agreements. The Fund may, when appropriate, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase) only with member banks of the Federal Reserve System and security dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Fund is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Fund, but the Fund might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, the Fund, through its custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for the Fund to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 100% of the value of the repurchase agreements. Not more than 10% of the total assets of the Fund will be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days. Repurchase Agreements are considered by the Staff of the Securities and Exchange Commission to be loans by the Fund.


         Portfolio Management and Turnover. It is not intended that the assets of the Fund will be invested in securities for the purpose of short-term profits. However, the Fund will dispose of portfolio securities whenever the
Adviser believes that changes are appropriate. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of

Mutual Fund Group



portfolio transactions and brokerage allocation, see "Investment Objectives, Policies and Restrictions--Investment Policies: Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information.



Foreign Securities
         Among the common stocks in which the Fund may invest are stocks of foreign issuers, although at present the Fund does not intend to invest more than 20% of its total assets in such securities. These securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

         Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S. Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.


         The Fund may invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of European Community to reflect changes in relative values of the underlying currencies. The Fund's
 Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities. European governments and supranational organizations (discussed below), in particular, issue ECU-denominated securities.

         The Fund may invest in securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

Mutual Fund Group



         The Fund may invest its assets in securities of foreign issuers in the form of sponsored ADRs, EDRs, or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Mutual Fund Group



Derivatives and Related Instruments
         The Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that, to avoid leveraging the Fund, the Fund maintain segregated accounts consisting of liquid assets, such as cash, U. S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.

         The value of some derivative or similar instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates or other economic factors, and - like other investments of the Fund - the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Fund could be exposed to the risk of a loss. The Fund might not employ any or all of the instruments described herein, and no assurance can be given that any strategy used will succeed.

         To the extent  permitted by the  investment  objectives and policies of
the  Fund,   and  as  described  more  fully  in  the  Statement  of  Additional
Information, the Fund may:

      o purchase, write and exercise call and put options on securities, securities indexes and foreign currencies (including using options in
      combination   with   securities,    other   options   or   derivative
      instruments);

      o enter into futures contracts and options on futures contracts; o employ forward currency and interest-rate contracts; o purchase and sell mortgage-backed and asset-backed securities; and o purchase and sell structured products.

      Risk Factors--As explained more fully in the Statement of Additional Information, there are a number of risks associated with the use of derivatives and related instruments, including:

      o There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss of both the hedged assets of the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.

      o The Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy.

      o Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

      o Strategies not involving hedging may increase the risk to the Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Fund than hedging strategies using the same instruments.

      o There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on

Mutual Fund Group



      a particular contract, no trades may be made that day at a price beyond the limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.

      o Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.

      o In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Fund may experience a loss.

      o In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, government policies and market forces.

DISTRIBUTION METHOD

      Sales Charges-- Institutional Shares are sold at net asset value without the imposition of a front-end or initial sales charge or a contingent deferred sales charge.

      Ongoing Annual Expenses--Institutional Shares have an annual shareholder servicing fee of 0.25% of its average daily net assets. Institutional Shares do not pay an annual distribution fee under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").

      Other Information--Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of Fund shares rather than another.


MANAGEMENT


      The Fund's investment adviser is Chase, which also serves as the Fund's administrator. Chase global investment management capabilities are supported by investment professionals located in cities around the world, including New York, Geneva and Hong Kong.

Mutual Fund Group


The Adviser


      The Adviser manages the assets of the Fund pursuant to an Investment Advisory Agreement dated November 17, 1994 and, subject to such policies as the Board of Trustees may determine, the Adviser makes investment decisions for the Fund. Dave Klassen and Jill Greenwald, Vice Presidents of the Adviser, are responsible for the day-to-day management of the Fund. Mr. Klassen joined
Chase in March 1992 and, in addition to co-managing the Capital Growth Fund, is responsible for managing several pooled equity funds. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Ms. Greenwald joined Chase in 1993, specializing in small cap issues. Prior to joining Chase, Ms. Greenwald was a Director for Prudential Equity Investors and a Senior Analyst for Fred Alger Management, Inc. with concentrations in consumer, technology and transportation issues. For its services under the Investment Advisory Agreement, the Adviser is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.65% of the Fund's average daily net assets. The Adviser may, from time to time, voluntarily waive all or a portion of its fees payable under the Advisory Agreement.

      The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios.

These accounts have varying investment objectives.


      Certain Relationships and Activities. The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Adviser and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. The Adviser and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest the Fund's assets in any U.S. Government obligations, municipal obligations or

Mutual Fund Group



commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by the Fund. The Adviser has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Adviser, including the division that performs services for the Fund as Custodian, or in the possession of any affiliate of the Adviser. Shareholders of the Fund are notified that Chase and its affiliates may exchange among themselves certain information about the shareholder and his account.


The Administrator

      Pursuant to an Administration Agreement, dated as of January 1, 1989, as amended September 30, 1993 and ____, 1995 (collectively the "Administration Agreement") Chase serves as administrator of the Fund. Chase provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities necessary to carry out the duties thereunder. Chase is entitled to receive from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreements.

Mutual Fund Group

PURCHASES AND REDEMPTIONS OF SHARES

                                    Purchases


      Institutional Shares are sold to qualified investors at their public offering price. The public offering price of Institutional Shares is the next determined net asset value. Qualified investors are defined as institutions, trusts, partnerships, corporations, individuals, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercise investment authority over such accounts. Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with Vista Broker-Dealer Services, Inc., at the public offering price which is computed once daily as of the close

Mutual Fund Group



of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time; however, options are priced at 4:15 p.m.) on each business day during which the Exchange is open for trading ("Fund Business Day") . Orders received by Dealers prior to the New York Stock Exchange closing time are confirmed at the offering price effective at the close of such Exchange, provided the order is received by the Transfer Agent prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Fund shares normally will be maintained in book entry form and share certificates will be issued only upon request. Management reserves the right to refuse to sell shares of the Fund to any institution.

      Shareholder Servicing Agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Fund Shares, such as pre-authorized or systematic purchase and redemption plans. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as Shareholder Servicing Agents (see "Shareholder Servicing Agents, Transfer Agent and Custodian -- Shareholder Servicing Agents"), which may have the effect of increasing the net return on the investment of customers of that Shareholder Servicing Agent.


                               Minimum Investments


     The Fund has established a minimum initial investment amount for the purchase of Institutional Shares. The minimum initial investment amount is $1,000,000. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other Vista Funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.


     Exchanges for Institutional Shares of other Vista Funds. Institutional Shares of the Fund may be exchanged for Institutional Shares of other Vista Funds. See "Exchange Privilege."



                                   Redemptions

     Shareholders may redeem all or any portion of the shares in their account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent or Dealer and transmitted to and received by the Transfer Agent. Redemptions will be effected on the same day the redemption order is received if such order is received prior to 4:00 p.m. Eastern time, on any Fund Business Day. The proceeds of aredemption will be paid by wire in federal funds normally on the next Fund Business Day after the redemption is effected, but in any event within seven days. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied.

Mutual Fund Group




A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at (800) 622-4273.

      The value of shares of the Fund redeemed may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned his shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss. The Fund retains the right to pay the redemption price of shares in kind with securities (instead of cash). However, the Trust has filed an election under Rule 18f-1 under the 1940 Act, committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).

Mutual Fund Group

      The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

      Redemption of Accounts of Less than $1,000,000. The Fund may redeem the shares of any shareholder, if at such time, the aggregate net asset value of the shares in such shareholder's account is less than $1,000,000. In the event of any such redemption, a shareholder will receive at least 60 days notice prior to the redemption.


                               Exchange Privilege


      Shareholders may exchange, at net asset value, Institutional Shares of the Fund for Institutional Shares of the other Vista Funds which have an Institutional Share class of shares, in accordance with the terms of the then current prospectus of the Fund being acquired. No initial sales charges or contingent deferred sales charges are imposed on the Institutional Shares being

Mutual Fund Group



acquired through an exchange. Currently, the Fund, Vista Growth and Income Fund, Vista Capital Growth Fund and Vista money market funds offer Institutional Shares. The prospectus of the other Vista Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. Under this exchange privilege, Institutional Shares of the Fund may be exchanged for Institutional Shares of such Vista Funds only if those Funds and their shares are registered in the states where the exchange may legally be made and only if the account registrations are identical.



      Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired through an exchange transaction are purchased on the date redeemed from the original Fund, but such purchase may be delayed by either Fund up to five business days if such Fund determines that it would be disadvantaged by an immediate transfer of the proceeds. This privilege may be amended or terminated at any time without notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain pre-authorizations or indemnifications are accepted and on file. Further information and telephone exchange forms are available from the Transfer Agent.

      Market Timing. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Trustees or Adviser believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the

Mutual Fund Group


amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange.


                                     General


     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders  automatically  upon  opening an account  unless the  privilege  is declined in the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such reasonable procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

      Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder , to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder in its latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing. Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the procedures that have been established for Fund accounts and services.

Mutual Fund Group


      Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Fund shares or any investment account established with a Shareholder Servicing Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.

      The Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund. The Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect.

TAX MATTERS


     The following discussion is addressed primarily to noncorporate investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with a tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in its own state and locality.

     The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all of its taxable income is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on the amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions will be taxable to shareholders to the extent of the Fund's current and accumulated earnings and profits. The Fund is not required to pay any federal income or excise taxes.


      The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

      Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income.

Mutual Fund Group



Such distributions are treated as dividends for federal income tax purposes. A portion of the ordinary income dividends paid by the Fund with respect to a year (which cannot exceed the aggregate amount of its share of qualifying dividends received by the Fund from domestic corporations during the year) may qualify for the 70% dividends-received deduction for corporate shareholders, but any such dividends-received deduction will not be allowed in computing a corporate shareholder's adjusted current earnings, upon which is based a corporate preference item which may be subject to an alternative minimum tax or to the environmental superfund tax. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. Ordinary income dividends and capital gain dividends from the Fund may also be subject to state and local taxes.


      Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.


      Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends (and any portion thereof which qualify for the dividends-received deduction for corporations) and capital gains dividends, will be sent to the Fund's shareholders promptly after the end of each year.


      Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

      Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

Mutual Fund Group




OTHER INFORMATION CONCERNING SHARES OF THE FUND

                                 Net Asset Value


     The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, however, options are priced at 4:15 p.m.), on each Fund Business Day, by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of its shares outstanding. Values of assets held by the Fund (i.e., the value of its investment in the Fund and its other assets) are determined on the basis of their market or other fair value, as described in the Statement of Additional Information. A share's net asset value is effective for orders received by a Shareholder Servicing Agent prior to its calculation and received by the Distributor prior to the close of business, usually 4:00 p.m. Eastern time, on the Fund Business Day on which such net asset value is determined. The net asset values per share of each of the Fund's classes may differ slightly due to differing allocations of class-specific expenses. The per share net asset value of Institutional Shares of the Fund will generally be higher than that of the Fund's other classes of shares because of the lower expenses borne by the Institutional Shares .


              Net Income, Dividends and Capital Gain Distributions


     Substantially all of the net income from dividends and interest (if any) of the Fund is paid to its shareholders semi-annually (in the months of June and December) as a dividend. The Fund's net investment income for a class of shares consists of the interest income for a class of shares earned on its portfolio, less expenses including these allocable to a particular class. In computing the interest income, premiums are not amortized or discounts accrued on long-term debt securities, except as required for federal income tax purposes. The Fund will distribute its net realized short-term and long-term capital gains, if any, to its shareholders at least annually. Dividends paid on each of the Fund's classes of shares are calculated at the same time and in the same manner. In general, dividends on Institutional Shares are expected to be higher than those on the other classes of shares due to the lower expenses borne by Institutional Shares.


      The Fund intends to make additional distributions to the extent necessary to avoid application of the 4% nondeductible excise tax on certain undistributed income and net capital gains of mutual funds imposed by Section 4982 of the Code.


    Subject to the policies of the  shareholder's Shareholder Servicing Agent, a

Mutual Fund Group



shareholder may elect to receive dividends and capital gains distributions from the Fund in either cash or additional shares .


                  Distribution and Sub-Administration Agreement


      The Distribution and Sub-Administration Agreement dated April 2, 1990, amended June 1, 1990 and September 30, 1993 (the "Distribution Agreement"), provides that VBDS will act as the principal underwriter of the Fund's shares and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements . In addition, VBDS will provide certain sub-administration services, including providing officers, clerical staff and office space. VBDS currently receives a fee for sub-administration from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Other funds which have investment objectives similar to those of the Fund, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.



                                    Expenses


      The respective expenses of each of the Funds of the Trust include the compensation of their respective Trustees: registration fees; interest charges; taxes; fees and expenses of independent accountants, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund.

      The Fund will pay all of its pro rata share of the foregoing expenses of the Trust, including membership dues in the Investment Company Institute, administrative fees payable under the Fund's Administration Agreement, and sub-administration fees payable under the Distribution and Sub-Administration

Mutual Fund Group



Agreement. In addition, each class will pay those expenses allocable to the class, including: shareholder servicing fees and expenses; expenses of preparing, printing and mailing prospectuses, reports, notices, and proxy statements to shareholders and government offices or agencies; expenses of shareholder meetings; expenses relating to the registration and qualification of shares of the particular class and the preparation, printing and mailing of prospectuses for such purposes (except that the Distribution and Sub-Administration Agreement requires VBDS to pay for prospectuses which are to be used for sales to prospective investors).

      Expenses of the Fund also include all fees under the Fund's Administration Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government officers and commissions; expenses of meetings of investors; and the advisory fees payable to the Adviser under the Advisory Agreement.


              Description of Shares, Voting Rights and Liabilities


      Mutual Fund Group is an open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because the Fund is "non-diversified ", more of the assets of the Fund may be concentrated in the securities of any single issuer than if the Fund was "diversified", which may make the value of the shares in a fund more susceptible to certain risks than shares of a diversified mutual fund.

      The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class generally vote separately, for example to approve distribution plans, but shares of all series or classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.



      The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to

Mutual Fund Group



submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Funds' Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same class or fund otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of the Fund or that series or class.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

                          Shareholder Servicing Agents

      The shareholder servicing agreement with each Shareholder Servicing Agent provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities

Mutual Fund Group


to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law.



For performing these services, each Shareholder Servicing Agent receives certain fees, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. Fees relating to acting as liaison to shareholders and providing personal services to shareholders, will not exceed, on an annual basis, 0.15% of the average daily net assets of each class of shares of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it. In addition, Chase may provide other related services to the Fund for which it may receive compensation.

      The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts (" Accounts") . Through such Accounts, customers can purchase, exchange and redeem shares, receive dividends and distributions on Fund investments, and take advantage of any services related to an Account offered by such Shareholder Servicing Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions. State securities laws may require banks and financial institutions to register as dealers under state law.

Mutual Fund Group



Transfer Agent and Custodian


      DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Fund. In this capacity, DST maintains the account records of all shareholders in the Fund, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

      Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund, for which Chase receives compensation as is from time to time agreed upon by the Trust and Chase. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and Fund accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in the Fund. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Fund's Custodian does not determine the investment policies of the Fund or decide which securities will be bought or sold on behalf of the Fund or otherwise have access to or share material inside information with the internal division that performs advisory services for the Fund.

Mutual Fund Group



                        YIELD AND PERFORMANCE INFORMATION


      From time to time, the Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of any classes of the Fund in the future. From time to time, the performance and yield of classes of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of the Fund or its classes. Additionally, the Fund may, with proper authorization, reprint articles written about the Fund and provide them to prospective shareholders.



      The Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of the Fund will vary based on interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. The Adviser, the Shareholder Servicing Agent, the Administrator and VBDS

 may voluntarily waive a portion of their fees on a month-to-month basis.  In

Mutual Fund Group



addition, VBDS may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of the Fund to yields and total rates of return published for other investment companies and other investment vehicles
(including different classes of shares). The Fund is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares -- Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return. See the Statement of Additional Information for further information concerning the calculation of the yields or total rates of return quotations for classes of shares of the Fund.



                                Other Information

      The Statement of Additional Information contains more detailed information about the Fund, including information related to (i) the Fund's investment policies and restrictions, (ii) risk factors associated with the Fund's policies and investments, (iii) the Trust's Trustees, officers and the administrators and the Adviser, (iv) portfolio transactions, (v) the Fund's shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations.

      The Code of Ethics of the Fund prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Code of Ethics of the Fund is that its operations be carried out for the exclusive benefit of the Fund's shareholders. The Fund maintains careful monitoring of compliance with the Code of Ethics.



                                                   * * * * * * * * * *

Mutual Fund Group


                                     PART B

Mutual Fund Group


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                            INSTITUTIONAL SHARES
                                                                   January ,1996



                         VISTA(SM) GROWTH AND INCOME FUND
                                 VISTA(SM) CAPITAL GROWTH FUND
                                 125 West 55th Street, New York, New York  10019


                                Table of Contents
                                                                            Page



The Funds.................................................................... 2
Investment Objective, Policies and Restrictions.............................. 3
Performance Information...................................................... 25
Determination of Net Asset Value............................................  29
Tax Matters.................................................................  31
Management of the Funds and Portfolios......................................  39
Independent Accountants.....................................................  52
General Information.........................................................  52
Appendix A -Description of Ratings...........................................A-1


                  This Statement of Additional Information sets forth information which may be of interest to investors in the Fund but which is not necessarily included in the Prospectus offering such shares. This Statement of Additional Information should be read in conjunction with the individual Prospectuses offering Institutional Shares classes of shares of each of Vista Growth and Income Fund and Vista Capital Growth Fund (each a "Fund" and collectively, the "Funds"). Any references to the "Prospectus" in this Statement of Additional Information is a reference to the Prospectus or Prospectuses offering a Fund, Funds or class of shares of certain of the Funds to which this Statement pertains. In each instance, the specific Prospectus or Prospectuses referred to are referenced by the surrounding text, which identifies a specific Fund, Funds, or class of shares. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Broker-Dealer Services, Inc., the Funds' distributor, at the above-listed address.


This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.


For more information about your account, simply call the Vista Service Center at our toll-free number:

                  1-800-34-VISTA
                  Vista Service Center
                  P.O. Box 419392
                  Kansas City, MO  64141

Mutual Fund Group


                                    THE FUNDS



           Mutual Fund Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of 15 separate series of beneficial interest each of which represent an interest in a separate portfolio of investments. Certain of the series portfolios are diversified and others are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Vista Growth and Income Fund and Vista Capital Growth Fund (each a "Fund" and, collectively, the "Funds") offer Institutional Shares, which are sold only to qualified investors investing a minimum of $1 million and are not subject to an initial or contingent deferred sales charge.

           In addition, the Funds converted to a master fund/feeder fund structure in December 1993. Under this structure, each of these Funds seeks to achieve its investment objective by investing all of its investable assets in an open-end, non-diversified management investment company which has the same investment objective as that Fund. The Growth and Income Fund invests in the Growth and Income Portfolio ("Income Portfolio") and the Capital Growth Fund invests in the Capital Growth Portfolio ("Growth Portfolio"). The Income
Portfolio and the Growth Portfolio are referred to collectively as the "Portfolios."


           Each of these Portfolios is a New York trust with its principal office in the Bahamas. Certain qualified investors, in addition to a Fund, may invest in a Portfolio. For purposes of this Statement of Additional Information, any information or references to either or both of the Portfolios refer to the operations and activities after implementation of the master fund/feeder fund structure.


           The Funds' Institutional Shares are continuously offered for sale through Vista Broker-Dealer Services, Inc. ("VBDS"), the Funds' distributor (the "Distributor"), which is not affiliated with Chase Manhattan Bank, N.A. or its affiliates, to investors making a minimum initial investment of $1 million.

Mutual Fund Group




           The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. In the case of the Portfolios, separate Boards of Trustees, with certain common members, provide broad supervision. The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser") for the Funds and the two Portfolios. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. The Adviser continuously manages the investments of the Funds and the two Portfolios in accordance with the investment objective and policies of each Fund. The selection of investments for each Fund or Portfolio and the way in which they are managed depend on the conditions and trends in the economy and the financial marketplaces.
Occasionally, communications to shareholders may contain the views of the investment adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund. A majority of the Trustees of the Trust are not affiliated with the Adviser. Similarly, a majority of the Trustees of the Portfolios are not affiliated with the Adviser.


      Advertisements for the Vista Funds may include references to the asset size of other financial products made available by Chase Manhattan, such as the offshore assets of the Vista Funds.

Mutual Fund Group
                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


                              Investment Objective


     VISTA GROWTH AND INCOME FUND seeks long-term capital appreciation, with dividend income as a secondary objective, through investment in a Portfolio of common stocks with the same investment objectives and policies.


      VISTA CAPITAL GROWTH FUND aggressively seeks long-term capital growth, through investment in a Portfolio of common stocks of issuers that the Fund believes are likely to benefit from certain social or economic trends. As indicated in the Prospectus, this Fund is intended for investors who understand and are willing to accept the potential risks associated with the Fund's investment objective.


                               Investment Policies


     The Prospectus sets forth the various investment policies applicable to each Fund or Portfolio. The following information supplements and should be read in conjunction with the sections of each Prospectus entitled "Investment Objectives and Policies", and "Additional Information on Investment Policies and Techniques ."

           U.S. Government Securities -- As indicated in each Prospectus, and although the Portfolios invest primarily in common stocks, they may also maintain cash reserves and invest in a variety of short-term debt securities, including obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which have remaining maturities not exceeding one year. Agencies and instrumentalities that issue or guarantee debt securities and have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Certain of these securities may not be backed by the full faith and credit of the U.S. Government.

           Bank Obligations -- Investments by the Portfolios in short-term debt securities as described above also include investments in obligations (including certificates of deposit and bankers' acceptances) of those U.S. banks which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

           A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.


           Commercial Paper -- Investments by the Portfolios in short-term debt securities also include investments in commercial paper, which represents short-term, unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased for the

Mutual Fund Group



Portfolios will consist of direct obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" by Moody's or "A-1" or better by Standard & Poor's, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's, or (iii) securities which, if not rated, are, in Chase's opinion, of an investment quality comparable to rated commercial paper in which the above-referenced Funds may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

           Repurchase Agreements -- Each Portfolio may, when appropriate, enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by U.S. Government obligations or other securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. A Portfolio will not be invested in a repurchase agreement maturing in more than seven days if any such investment together with securities subject to restrictions on transfer held by such Portfolio exceed 10% of its total net assets.

(See paragraph 5 under "Investment Restrictions" below.) Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

Mutual Fund Group


           Variable  Rate  Securities  and  Participation   Certificates   --The
variable rate securities in which the Portfolios may be invest include participation certificates, issued by a bank, insurance company or other financial institution, in variable rate securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Portfolio an undivided interest in the variable rate security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security and provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

           A Portfolio has the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. A Portfolio will exercise the demand feature only (i) upon a default under the terms of the offering documentation of the security, (ii) as needed to provide liquidity to the Portfolio in order to make redemptions of Fund shares, or (iii) to maintain a high quality investment portfolio. The institutions issuing the Participation Certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Portfolio will attempt to have the issuer of the Participation Certificate bear the cost of the insurance, although the Portfolio retains the option to purchase insurance if necessary.

           The Adviser has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate securities held by the above-referenced Portfolios, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolios may subscribe. Although these instruments may be sold by a Portfolio, it is intended that they be held until maturity, except under the circumstances stated above.

Mutual Fund Group




           No Portfolio will invest more than 5% of its total assets (taken at the greater of cost or market value) in Participation Certificates.

           Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying variable rate securities may change with changes in interest rates generally, the variable rate nature of the underlying variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. A Portfolio's portfolio may contain variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

           The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

Mutual Fund Group


           Loans of Portfolio Securities -- Certain securities dealers who make "short sales" or who wish to obtain particular securities for short periods may seek to borrow them from institutional investors such as the Portfolios. Each Portfolio reserves the right to seek to increase its income by lending its portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made only to member firms of the New York Stock Exchange, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Under a loan, a Portfolio has the right to call a loan and obtain the securities loaned at any time on five days' notice.

           During the existence of a loan, a Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. A Portfolio does not, however, have the right to vote any securities having voting rights during the existence of the loan, but can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

           As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral if the borrower of the securities experiences financial difficulty. However, the loans will be made only to dealers deemed by a Portfolio to be of good standing, and when, in the judgment of the Portfolio, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. In the event or Portfolio makes securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Portfolio's total assets.

           Non-diversification -- The Trust has registered as a "non-diversified" investment company, which means that as to 50% of a Fund's total assets, no more than 5% of the assets of each Fund may be invested in the obligations of an issuer, subject to diversification requirements applicable to the Funds under federal tax laws. At present, these requirements do not permit more than 25% of the value of a Fund's total assets to be invested in securities (other than various securities issued or guaranteed by the United States or its agencies or instrumentalities) of any one issuer, at the close of any calendar quarter. Since a

Mutual Fund Group


relatively high percentage of the assets of each Fund may be invested in the obligations of a limited number of issuers, the value of each Fund's shares may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company.


           With respect to the Portfolios, each Fund will "look through" its respective Portfolio to the securities held by its Portfolio for purposes of determining diversification. Each Portfolio may invest more than 5% of its assets in the obligations of a single issuer, subject to diversification requirements under federal tax laws. At present, these requirements do not permit more than 25% of the value of a Portfolio's total assets to be invested in securities (other than various securities issued or guaranteed by the United States or its agencies or instrumentalities) of any one issuer, at the close of any calendar quarter. Since a relatively high percentage of the assets of each Portfolio may be invested in the obligations of a limited number of issuers, the net asset value of each Fund's shares may be more susceptible to any single economic, political or regulatory occurrence than the net asset value of a diversified investment company.

Mutual Fund Group



Additional Policies Regarding Derivative and Related Transactions

         As explained more fully below, the Portfolios employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. for instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

         Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Third, to speculate or enhance portfolio performance. when used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of

Mutual Fund Group



portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Portfolio.

         Each Portfolio may invest its assets in derivative and related instruments subject only to the Portfolio's investment objective and policies and the requirement that the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U. S. government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Portfolio.

         The value of some derivative or similar instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Portfolios--the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of a loss. The Portfolios might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

         Set forth below is an explanation of the various derivatives strategies and related instruments the Portfolios may employ along with risks or special attributes associated with them.
 This discussion is intended to supplement the Portfolios' current prospectuses as well as provide useful information to prospective investors.

Derivative and Related Instruments

         To the extent permitted by the investment objectives and policies of each Portfolio, and as described more fully below, a Portfolio may:


      o purchase, write and exercise call and put options on securities, securities indexes (including using options in combination with securities, other options and derivative instruments);

      o     enter into futures contracts and options on futures contracts;

      o     purchase and sell mortgage-backed and asset-backed securities;

      o     purchase and sell structured products.

Mutual Fund Group



Risk Factors

      As explained more fully below and in the discussion of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments:

      o There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss on both the hedged assets in a Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.

      o The Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy.

      o Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

      o Strategies not involving hedging may increase the risk to a Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Portfolio than hedging strategies using the same instruments.

     o There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have --- a liquid market. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position.

      o    Activities  of large  traders in the futures and  securities  markets
           involving   arbitrage,   "program   trading,"  and  other  investment
           strategies may cause price distortions in these markets.

      o In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments.
           In the  event  of  such a  default,a Portfolio may experience a loss.

Mutual Fund Group



      o In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

Specific Uses and Strategies

      Set forth below are explanations of the Portfolios' use of various strategies involving derivatives and related instruments.

     Options on Securities, Securities Indexes, Currencies and Debt Instruments. The Portfolios may PURCHASE, SELL or EXERCISE call and put options on:

      o securities;
      o securities indexes;
      o currencies; or
      o debt instruments.

      Although in most cases these options will be exchange-traded, the Portfolios may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

      One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

      In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a fund writing a covered call (i.e., where the underlying securities are held by the fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

Mutual Fund Group




      If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position.


      Futures contracts and Options on Futures Contracts. The Portfolios may purchase or sell
       o interest-rate futures contracts;
       o stock index futures contracts;
       o foreign currency futures  contracts;
       o futures contracts on specified instruments;  and
       o options on these futures contracts ("futures options").

      The futures contracts and futures options may be based on various securities in which the Portfolios may invest such as foreign currencies, certificates of deposit. Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U. S.
Department of Labor) and other financial instruments and indices.

      These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Portfolio intends to acquire an instrument or enter into a position. For example, a Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

      When writing or purchasing options, the Portfolios may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities of price disparities or market movements. Such strategies may entail additional risks in certain instances. Portfolios may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

Mutual Fund Group



      Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Portfolios will only enter into futures contracts or options or futures contracts which are standardized and traded on a U. S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. Portfolios may use foreign currency and interest-rate forward contracts for various purposes as described below.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. All Portfolios that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures, contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involved an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Portfolio reduces its exposure to changes in the value of the currency it will delivery and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

      A Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investments or anticipated investments in securities denominated in foreign currencies. A Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

      A Portfolio may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

      Mortgage-Backed Securities. The Portfolios may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National

Mutual Fund Group



Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

      The Portfolios may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs are collateralized by portfolios of mortgage pass-through securities guaranteed by the U. S. Government, or U. S. Governmentrelated, entities, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

      REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U. S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer

      Structured Products. The Portfolios may purchase interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations, thereby creating "structured products." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate

Mutual Fund Group



provisions. The extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments.

      The Portfolio may also invest in other types of structured products, including among others, spread trades and notes linked by a formula (e.g., a multiple) to the price of an underlying instrument or currency. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

      Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.


                             Investment Restrictions


           The Funds and Portfolios have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund or Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund or total beneficial interests of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or total beneficial interests of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or total beneficial interests of a Portfolio.


           Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund shareholders.

           With respect to the Growth and Income Fund and the Capital Growth Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio, the Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: the Fund (1) may invest more than 5% of its assets in another issuer, (2) may, consistent with Section 12 of the 1940 Act, invest in securities issued by other registered investment companies, (3) may invest more than 10% of its net assets in the securities of a registered investment company, (4) may hold more than 10% of the voting securities of a registered investment company, (5) will concentrate its investments in the investment company and (6) will not issue senior securities except as permitted by an exemptive order of the SEC. It is a fundamental investment policy of each Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment

Mutual Fund Group


objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.

           Each Fund or Portfolio may not:

          (1) borrow money or pledge, mortgage or hypothecate its assets, except that, as a temporary measure for extraordinary or emergency purposes the Funds or Portfolios may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that, money would be borrowed by a Fund or Portfolio only from banks and only to accommodate requests for the repurchase of shares of the Fund or Portfolio while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to a Fund's or Portfolio's permissible futures and options transactions, including initial and variation margin, are not considered to be a pledge of assets for purposes of this restriction; no Fund or Portfolio will purchase investment securities if its outstanding borrowing, including repurchase agreements, exceeds 5% of the value of the Fund's or Portfolio's total assets; for additional related restrictions, see clause
     (i) under the caption "State and Federal Restrictions" hereafter;

          (2) purchase any security or evidence of interest therein on margin, except that such short-term credit may be obtained as may be necessary for the clearance of purchases and sales of securities and except that, with respect to a Fund's or Portfolio's permissible options and futures transactions, deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or options positions;

          (3) underwrite securities issued by other persons except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;


          (4) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) with respect to the Growth and Income Fund (including the Growth and Income Portfolio) and the Capital Growth Fund (including the Capital Growth Portfolio), the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, (ii) with respect to all of the Funds and Portfolios, the writing, purchasing or selling of puts, calls or combinations thereof with respect to U.S. Government securities or (iii) with respect to a Fund's or Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling

Mutual Fund Group


     of futures and options positions or of puts, calls or combinations thereof with respect to futures;


          (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (including securities that are not readily marketable, but not including repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the Fund's or Portfolio's total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days) ;

          (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, other than (i) with respect to a Fund's or Portfolio's permissible futures and options transactions or
     (ii) with respect to the Growth and Income Fund (including the Growth and Income Portfolio) and the Capital Growth Fund (including the Capital Growth Portfolio) , forward purchases and sales of foreign currencies or securities (each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of its ownership of securities);


          (7) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio;

          (8) make short sales of securities or maintain a short position; except that all Funds and Portfolios may only make such short sales of securities or maintain a short position if when a short position is open such Fund or Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's and Portfolio's net assets (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);


          (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of a Fund's and Portfolio's investment objective, up to

Mutual Fund Group


     25% of the assets of the Fund or Portfolio, at market value at the time of each investment, may be invested in any one industry, except that, with respect to a Fund's or Portfolio's permissible futures and options transactions, positions in options and futures shall not be subject to this restriction; or

          (10)  issue any senior  security  (as that term is defined in the 1940
     Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to a Fund's or Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

           Each Fund and Portfolio is not permitted to make loans to other persons, except (i) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's or Portfolio's total assets (taken at market value), (ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Fund's or Portfolio's total assets will be invested in repurchase agreements maturing in more than seven days, or (iii) by purchasing, subject to the limitation in paragraph 5 above, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

           For purposes of the investment restrictions described above and the state and federal restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of Investment Restriction No. 9, industrial development bonds, where the payment

Mutual Fund Group


of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry".

           In addition, the Funds and Portfolios that are permitted to enter into repurchase agreements have adopted the following operating policy with respect to such activity, which is not fundamental and which may be changed without shareholder approval. Such Funds and Portfolios may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and securities dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which such Funds and Portfolios are permitted to invest. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed-upon delivery date, a Fund or Portfolio would have the right to sell the securities constituting the collateral; however, the Fund or Portfolio might thereby incur a loss and in certain cases may not be permitted to sell such securities. Moreover, as noted above in paragraph 5, a Fund or Portfolio that is permitted to invest in repurchase agreements may not, as a matter of fundamental policy, invest more than 10% (15% with respect to the Balanced Fund) of its total assets in repurchase agreements maturing in more than seven days.


           The Funds and Portfolios have no current intention of engaging in the following activities in the foreseeable future: (i) writing, purchasing or selling puts, calls or combinations thereof with respect to U.S. Government securities; (ii) making short sales of securities or maintaining a short position; or other than with respect to the Funds (including the Portfolios),
(iii) purchasing voting securities of any issuer.


           State and Federal Restrictions: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, each Fund or Portfolio will not:
 (i) sell any security which it does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (ii) invest for the purpose of exercising control or management, (iii) except for the Growth and Income Fund and Capital Growth Fund, purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the

Mutual Fund Group



open market, is part of plan of merger or consolidation; provided, however, that the securities of any registered investment company will not be purchased on behalf of the Fund if such purchase at the time thereof would cause more than 5% or 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuer or the securities of registered investment companies, respectively, or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that securities issued by any open-end investment company shall not be purchased on behalf of the Fund, (iv) invest more than 10% of the Fund's or Portfolio's total assets (taken at the greater of cost or market value) in securities that are not readily marketable except that the Growth and Income Fund and Capital Growth Fund will invest all assets in Portfolios, (v) invest more than 5% of the Fund's assets in companies which, including predecessors, have a record of less than three years' continuous operation, (vi) invest in warrants valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or
(vii) purchase or retain in the Fund's or Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or Portfolio, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund or Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value. These policies are not fundamental and may be changed by the Trust's or Portfolio's Board of Trustees without shareholder approval.


           Percentage and Rating Restrictions: If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security of a Fund or Portfolio will not be considered a violation of policy.


                 Portfolio Transactions and Brokerage Allocation


           Specific decisions to purchase or sell securities for the Portfolios are made by a portfolio manager who is an employee of the Adviser to such Portfolio and who is appointed and supervised by senior officers of

Mutual Fund Group



such Adviser. Changes in the Portfolios' investments are reviewed by the Board of Trustees. The Portfolio's portfolio managers may serve other clients of the Adviser in a similar capacity.

           The frequency of a Portfolio's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains (see "Tax Matters" in the Prospectus), the Adviser will weigh the added costs of short-term investment against anticipated gains. For the fiscal years ended October 31, 1993 , 1994 and 1995 the annual rates of portfolio turnover for the following Funds were as follows:


                                                         1993     1994     1995
                                                      ---------  -------   -----

           The Growth and Income Fund:                    41%        *     *
           The Capital Growth Fund:                       36%        *     *


          * The Growth and Income Fund and the Capital Growth Fund invest all of their investable assets in their respective Portfolio and do not invest directly in a portfolio of assets, and therefore do not have reportable portfolio turnover rates.



           The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Portfolios and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. Debt securities are

Mutual Fund Group



traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolios by the Adviser. At present, no other recapture arrangements are in effect.

           Under the Portfolios' Investment Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Portfolios in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Portfolios or to its clients. Not all of such services are useful or of value in advising the Portfolios.


           The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


           Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolios and the Adviser's other clients as part of providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

           Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Portfolios, a commission higher than one

Mutual Fund Group


charged elsewhere will not be paid to such a firm solely because it provided Research to the Adviser.

           The Adviser's investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser may be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.


           The management fees that the Portfolios pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolios' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of the Portfolios and other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to a Portfolio. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

           In certain instances, there may be securities that are suitable for one or more of the Portfolios as well as one or more of the Adviser's other clients. Investment decisions for the Portfolios and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolios are concerned. However, it is believed that the ability of the Portfolios to participate in volume transactions will generally produce better executions for the Portfolios.

           For the fiscal years ended October 31, 1991, 1992, 1993, the Capital Growth Fund paid aggregate brokerage commissions of $6,495, $60,979 and $283,972, respectively.

Mutual Fund Group



For the same periods, the Growth and Income Fund paid aggregate brokerage commissions of $146,944, $231,193 and $1,092,931, respectively. For the fiscal years ended October 31, 1994 and 1995, the Capital Growth Portfolio paid aggregated brokerage commissions of $1,242,652 and $____, respectively. For the fiscal years ended October 31, 1994 and 1995, the Growth and Income Portfolio paid aggregate brokerage commissions of $1,515,504 and $____, respectively.


           No portfolio transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.


                             PERFORMANCE INFORMATION

                              Total Rate of Return


           A Fund's total rate of return for a class of shares of the Fund for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

Mutual Fund Group


No total return information is presented for Institutional Shares of Growth and Income Fund and Capital Growth Fund since such shares were first offered in January 1996.


                                Yield Quotations


     Any current "yield" quotation for a class of shares of the Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and
(c) multiplying the result by 2. No yield information is presented for Institutional Shares of Growth and Income Fund and Capital Growth Fund since such shares were first offered in January 1996.



                      Non-Standardized Performance Results


     No performance information is presented for Institutional Shares of Growth and Income Fund and Capital Growth and Income Fund and Capital Growth Fund since such shares were first offered in January 1996.

                      DETERMINATION OF NET ASSET VALUE

           Each Fund determines its net asset value per Share each day as of the regular close of the New York Stock Exchange, or 4:15 p.m. for Funds holding options, in the case of a Fixed Income or Equity Fund) during which the New York Stock Exchange is open for trading (a "Fund Business Day"), by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, which, in the case of funds with multiple share classes, is apportioned between the classes, to obtain net assets by class) by the number of its shares outstanding (by class, for multiple class Funds) at the time the determination is made. (As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.
(See "Purchases and Redemptions of Shares" in the Prospectus.)


           Equity securities in a Portfolio's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Portfolio's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

           Interest income on long-term obligations in a Portfolio's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference

Mutual Fund Group


between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

           Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule.

           With respect to the Growth and Income Fund and Capital Growth Fund, the Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the corresponding Fund is permitted to redeem in kind or unless requested by the corresponding Fund.

           Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange is open for business. As of 4:00 p.m. (Eastern Time) on each such day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following day the New York Stock Exchange is open for trading.

                                  TAX MATTERS

Mutual Fund Group



           The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.


Qualification as a Regulated Investment Company

           Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

           In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be

Mutual Fund Group


characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

           In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

           Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by such Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of
Section 1092 of the Code; (3) the transaction is one that was marketed or sold to such Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

           In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if: (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other

Mutual Fund Group


things, must not be deep-in-the-money) with respect thereto); or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

           Transactions that may be engaged in by certain of the Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Mutual Fund Group


           In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentality's of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government Securities.

           If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss

Mutual Fund Group


for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Mutual Fund Group


Fund Distributions


           Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on each class of shares are calculated at the same time and in the same manner. In general, dividends on Class B shares are expected to be lower than those on Class A shares and Institutional Shares due to the higher distribution expenses borne by the Class B shares. In general, dividends on Institutional Shares are expected to be higher than those on Class A shares and Institutional Shares due to lower expenses borne by Institutional Shares. Dividends may also differ between classes as a result of differences in other class specific expenses.


           A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of "small business" stock will be subject to tax.

           Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Ordinary income dividends paid by an Equity Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as Subchapter S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Equity Fund from domestic corporations for the taxable year. A dividend received by an Equity Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c) (3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Equity Fund has an option to sell, is under a contractual obligation to sell, has made

Mutual Fund Group


and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Equity Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Equity Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 246(c) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends- received deduction.

           For purposes of the Corporate AMT and the environmental Superfund tax, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from an Equity Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

           Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

           Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the

Mutual Fund Group


Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

           A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and
(3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales

Mutual Fund Group


load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Mutual Fund Group


Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

           The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.


Effect of Future Legislation; Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

           Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                     MANAGEMENT OF THE FUNDS AND PORTFOLIOS

                       Trustees and Officers of the Trust

           The Trustees and officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125 W. 55th Street, New York, New York 10019.

Trustees

FERGUS REID, III* - Chairman of the Board of Trustees; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985.
Address:  971 West Road, New Canaan, Connecticut  06840.

RICHARD E. TEN HAKEN - District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Finance and the Audit and Accounting Committees, Member of the Executive Committee and Vice President, New York State Teachers' Retirement System.

Address:  4 Barnfield Road, Pittsford, New York  14534.


JOSEPH J.  HARKINS* - Retired;  Commercial  Sector  Executive and Executive
Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National.
Address: 257 Plantation Circle South, Ponte Vedra South, Ponte Vedra Beach,
FL  32082


H. RICHARD VARTABEDIAN* - President of the Trust, Retired; Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991; responsible for investment research, trading and portfolio management for commingled funds and high net worth individuals within the U.S. Employed by Chase in various investment oriented capacities since 1960, primarily as a senior portfolio manager for institutional, ERISA and high net worth portfolios.
Address:  P.O. Box 296, Beach Road, Hendrick's Head, Southport, Maine 04576.

Mutual Fund Group


STUART W. CRAGIN, Jr. - President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Canover Industries.


IRVING L. THODE - Retired; Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of their Latin American operations, and General Manager of their Data Services business.


Officers


Martin Dean - Treasurer and Assistant Secretary of the Trust; Manager, Financial Reporting and Control, BISYS Fund Services, Inc.

George O. Martinez - Secretary of the Trust; Senior Vice President and Director of Legal and Compliance Services, BISYS Fund Services, Inc.; Senior Vice President, Vista Broker-Dealer Services, Inc.


           The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


           The Funds pay no direct remuneration to any officer of the Trust. As of December 31, 1995, the Trustees and officers as a group owned of record less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For the fiscal year ended October 31, 1995, the Trust paid to its disinterested Trustees fees and expenses for all

Mutual Fund Group



meetings of the Board and any committees attended in the aggregate amount of approximately $_______ which amount is then apportioned between the Funds comprising the Trust.


                                     Adviser


           The Funds do not have an investment adviser. Rather, the Trust seeks to attain the investment objective of the Funds by investing the investible assets of each Fund in its respective Portfolio. The Adviser manages the assets of each Portfolio pursuant to Investment Advisory Agreements, dated as of November 15, 1993 (the "Advisory Agreements"). Prior to implementation of the master fund/feeder fund structure, the Adviser managed the assets of the Funds pursuant to an investment advisory contract dated August 19, 1987 which had terms and conditions substantially similar to that presently existing . Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for each Portfolio. Pursuant to the terms of the Advisory Agreements, the Adviser provides each Portfolio with such investment advice and supervision as it deems necessary for the proper supervision of each Portfolio's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of each Portfolio's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Portfolio, are described under "Expenses" in the Prospectus. The Advisory Agreement for each Portfolio will continue in effect from year to year with respect to each Portfolio only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Portfolio's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

           Pursuant to the terms of each of the Advisory Agreements, the Adviser is permitted to render services to others. Each Advisory Agreement is terminable without penalty by the Trust on behalf of each Portfolio on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of such Portfolio's shareholders or

Mutual Fund Group



by a vote of a majority of the Board of Trustees of the Portfolio, or by the Adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). Each Advisory Agreement provides that the Adviser under such Agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

           The equity research team of the Adviser looks for two key variables when analyzing stocks for potential investment in equity portfolios: value and momentum. To uncover these qualities, the team uses a combination of quantitative analysis, fundamental research and computer technology to help identify undervalued stocks. A proprietary computer model gauges potential performance and relative value of about 1,500 stocks. The equity research team then considers a company's cash flow, the stock's price earning ratio, price-to-book ratio and dividend level. The team uses a model that helps forecast how the selected stocks will react to different economic trends.


           The top 20 percent of stocks picked by the computer model are then studied further by the team by seeking out the opinions of leading analysts and doing hands-on research, such as interviewing corporate managers. This research helps narrow the field from the 250 to 300 stocks accepted by the computer model.


           In the event the operating expenses Fund or of any Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund or Portfolio imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund or Portfolio are qualified for sale, as such limitations may be raised or lowered from time to time, the Adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to such Fund or Portfolio during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to such Fund or Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by the Adviser pursuant to the Advisory Agreements, each Portfolio pays an investment advisory fee computed and paid monthly based on a rate equal to a specified percentage

Mutual Fund Group



of 0.40% of each Portfolios average daily net assets, on an annualized basis for such Portfolio's then-current fiscal year. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

           For the fiscal years ended October 31, 1993 , 1994 and 1995, Chase was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period:

                                    Fiscal Year-Ended October 31
Fund
                                   1993              1994              1995
                              Waived/Payable     Waived/Payable  Waived/Payable
Growth and
Income Fund                  $1,878,340/none     $296,161/none    $____/$____

Capital Growth
Fund                         $430,099/none       $71,213/none     $_____/$____



                                  Administrator



           Pursuant to an Administration Agreement, dated as of January 1, 1989 as amended September 30, 1993 and ____, 1995 (the "Administration Agreement"), Chase serves as administrator of the Trust. Chase provides certain administrative services to the Trust and Portfolios, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Trust's and Portfolio's independent contractors and agents; preparation for signature by an officer of the Trust and Portfolios of all documents required to be filed for compliance by the Trust and Portfolios with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Trust and Portfolios and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The administrators do not have any responsibility or authority for the management of the Funds or Portfolios, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

           Under the administration agreements, Chase renders administrative services to others. The administration agreements will continue in effect from year to year with respect to each Fund or Portfolio only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's or Portfolio's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the administration agreement or "interested persons" (as defined in the 1940 Act) of any such party. The administration

Mutual Fund Group



agreements are terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Portfolios, or by the Administrator on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The administration agreements also provide that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the administration agreements.

           In addition, the administration agreements provide that, in the event the operating expenses of any Fund or Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year; and if such amounts should exceed the monthly fee, Chase or CMTC shall pay to such Fund or Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by Chase pursuant to the administration agreements, the Administrator receives from each Fund a fee computed and paid monthly at an annual rate equal to 0.05% of each of the Fund's and Portfolio's respective average daily net assets, on an annualized basis for the Fund's then-current fiscal year . Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

           For the fiscal years ended October 31, 1993 , 1994 and 1995, Chase was paid or accrued the following administration fees and voluntarily waived the amounts in parentheses following such fees:

Mutual Fund Group




                          Fiscal Year-Ended October 31,



                                   1993            1994           1995

                               Payable/Waived  Payable/Waived  Payable /Waived

Growth and Income              $469,585/none   $637,264/none   $____/$____
Fund

Capital Growth                 $107,524/none   $208,866/none   $____/$____
Fund

                                   Distributor

                  Distribution and Sub-Administration Agreement


           The Trust has  entered  into a  Distribution  and  Sub-Administration
Agreement dated August 21, 1995 (the Distribution Agreement"), with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each of the Vista Shares (prior to entering into the Distribution Agreement, the Trust retained the Distributor pursuant to a contract dated April 2, 1990 as amended June 1, 1990, August 4, 1992 and September

Mutual Fund Group



30, 1993 and ____, 1995 which contained terms and conditions substantially similar to that presently in effect. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.


           The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

           In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the

Mutual Fund Group


monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


           In consideration of the services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1993 , 1994 and 1995, the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement, and voluntarily waived the amounts in parentheses following such fees:

Mutual Fund Group



                           Fiscal Year-Ended October 31,


                                          1993           1994           1995
                                   Payable/Waived Payable/Waived Payable/Waived

Growth and Income                   $234,794/none    $637,264/none   $____/$____
Fund

Capital Growth                      $53,763/none     $208,866/none   $____/$____
Fund



           Shareholder Servicing Agents, Transfer Agent and Custodian

          The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis, 0.25% of the average daily net assets of each of the Shares of the Funds represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent maintains a servicing relationship. However, each Shareholder Servicing Agent has voluntarily agreed to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1993 , 1994 and 1995, fees payable to the Shareholder Servicing Agents (all of which currently are related parties) and the amounts voluntarily waived for each such period (as indicated in parentheses), were as follows:

                           Fiscal Year-Ended October 31,

Fund                           1993            1994                 1995
                           Payable/Waived    Payable/Waived    Payable/Waived

Growth and Income         $1,126,760/None    $3,186,323/none   $____/$___
Fund

Capital Growth             $261,208/none     $1,043,992/none   $____/$____
Fund



         The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and Portfolio for which Chase receives compensation as is from time to time agreed upon by the Trust (or Portfolio) and Chase.

Mutual Fund Group



         In certain circumstances Shareholder Servicing Agents may be required to register as dealers under state law.


                            INDEPENDENT ACCOUNTANTS


                  The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended October 31, 1995, have been so incorporated by reference in reliance on the reports of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. Price Waterhouse provides the Funds with audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.



                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

           Mutual Fund Group is an open-end, management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because certain of the Funds comprising the Trust are "non-diversified", more than 5% of any of the assets of any such Fund may be invested in the obligations of any single issuer, which may make the value of the shares in such a Fund more susceptible to certain risks than shares of a diversified mutual fund.

           The Trust currently consists of 15 Funds of shares of beneficial interest without par value. With respect to certain of the Equity and Income Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote separately, for example to approve investment advisory agreements or distribution plans, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by

Mutual Fund Group


the Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.


           Vista Growth and Income Fund and Vista Capital Growth Fund offer both Class A and Class B shares. Vista Growth and Income Fund and Vista Capital Growth Fund also offer Institutional Shares. The classes of shares have several different attributes relating to sales charges and expenses.

           Class A shares are sold at net asset value plus an initial sales charge of up to a maximum of 4.75% of the public offering price. Class B shares have no initial sales charge; however, a contingent deferred sales charge will be imposed on redemptions made within six years of purchase. The amount of this contingent deferred sales charge will be 5% of the redemption proceeds on redemptions in the first year after purchase, declining to zero for redemptions made more than six years after purchase. However, this contingent deferred sales charge will not apply to redemptions of shares representing capital appreciation on Fund assets and reinvestment of dividends or capital distributions. Approximately eight years after purchase, Class B shares will automatically convert to Class A shares. Institutional Shares are offered to qualified institutions investing a minimum of $1 million and are sold at net asset value.

                  In general, absent waivers, each class of shares have an annual shareholder servicing fee of 0.25% of average daily net assets. In addition, absent waivers, Class A has an annual distribution fee under Rule 12b-1 of 0.25% of average daily net assets, while Class B has an annual distribution fee under Rule 12b-1 of 0.75% of average daily net assets. Institutional Shares are not subject to Rule 12b-1 distribution fees. Moreover, expenses borne by each class may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.


                  Selected   dealers  and  financial   consultants  may  receive
different levels of compensation for selling one particular class of shares rather than another.

                  The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with

Mutual Fund Group


requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

                  Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent.

                  The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Mutual Fund Group


                  The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Board of Trustees has adopted a Code of Ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The Code of Ethics substantially conforms to the recommendations made by the Investment Company Institute ("ICI") (except where noted) and includes such provisions as:

           o Prohibitions on investment personnel acquiring securities in initial offerings;
           o A requirement that access persons obtain prior to acquiring securities in a private placement and that the officer granting such approval have no interest in the issuer making the private placement;
           o A restriction on access persons executing transactions for securities on a recommended list until 14 days after distribution of that list;
           o A prohibition on access persons acquiring securities that are pending execution by one of the Funds or Portfolios until 7 days after the transactions of the Funds or Portfolios are completed;
           o A prohibition of any buy or sell transaction in a particular security in a 30-day period, except as may be permitted in certain hardship cases or exigent circumstances where prior approval is obtained. This provision differs slightly from the ICI recommendation;
           o    A requirement for  pre-clearance  of any buy or sell transaction in a particular security after 30 days, but within 60 days;
           o    A  requirement  that any gift  exceeding  $75.00 from a customer must be reported to the appropriate compliance officer;
           o A requirement that access persons submit in writing any request to serve as a director or trustee of a publicly traded company;
           o A requirement that all securities transactions in excess of $1,000 be pre-cleared, except that if a person has engaged in more than $10,000 of securities transactions in a calendar quarter all securities of such person require preclearance (this de minimus exception differs slightly from the ICI recommendations);
           o A requirement that all access persons direct their broker-dealer to submit duplicate confirmation and customer statements to the appropriate compliance unit; and
           o A requirement that all access persons sign a Code of Ethics acknowledgment, affirmthat they have read and understood the Code and submit a personal security holdings report upon commencement of employment or status and a personal security transaction report within 10 days of each calendar quarter thereafter.

Mutual Fund Group




                                Principal Holders


           As of ________, 1995, the following persons owned beneficially, directly or indirectly, 5% or more of the outstanding shares of the following classes or Funds:

 GROWTH AND INCOME FUND

           Chase Manhattan Bank Thrift Incentive Plan          ____% of [class]
           Global Securities Services Omnibus Acct.
           3 Chase Metrotech Center
           Brooklyn, NY  11245-0001


 CAPITAL GROWTH FUND


           Charles Schwab & Co.,  Inc.                         ____% of [class]
           101 Montgomery Street San
           Francisco, CA 94104-4122

Mutual Fund Group

                              Financial Statements


      The financial statements for the fiscal period ended October 31, 1995 for the Funds are incorporated herein by reference from the Vista Funds' 1995 Annual Reports to Shareholders.



               Specimen Computations of Offering Prices Per Share


The  Growth and Income Fund (specimen computations)

 Institutional Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995      $_____


 The Capital Growth Fund (specimen computations)

 Institutional Shares:

Net Asset Value and Redemption Price per Share of Beneficial
      Interest at October 31, 1995      $_____

Mutual Fund Group


                                   APPENDIX A
                             DESCRIPTION OF RATINGS


Bond Ratings


           Moody's Investors Service, Inc. >> Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

           Standard & Poor's Corporation Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.


           Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Mutual Fund Group



           Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

           Bonds rated TBW-1 are judged by Thomson BankWatch, Inc. to be of the highest credit quality with a very high degree of likelihood that principal and income will be paid on a timely basis. Bonds rated TBW-2 offer a strong degree of safety regarding repayment. The relative degree of safety, however, is not as high as TBW-1.

Commercial Paper Ratings

           Moody's  Commercial  Paper  ratings  are  opinions  of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1- Highest Quality; Prime 2-Higher Quality; Prime 3-High Quality.

           A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

           Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

           The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

           The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                             INSTTUTIONAL SHARES
                                                                January __, 1996


                          VISTA(SM) SMALL CAP EQUITY FUND
                 125 West 55th Street, New York, New York 10019




This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus offering the Fund. This Statement of Additional Information should be read in conjunction with the Prospectus offering Institutional Shares class of shares of Vista Small Cap Equity Fund (the "Fund"), dated January ___, 1996. A copy of the Prospectus may be obtained by an investor without charge by contacting Vista Broker-Dealer Services, Inc., the Fund's distributor, at the above-listed address or by calling the Vista Service Center at the toll-free number listed below.


This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                                Table of Contents


The Fund..................................................................... 2
Investment Objective, Policies and Restrictions.............................. 2
Performance Information...................................................... 15
Determination of Net Asset Value............................................. 16
Tax Matters.................................................................. 18
Management of the Fund....................................................... 25
Independent Accountants...................................................... 33
General Information.......................................................... 33

For more information about the Fund or your account, simply call the Vista Service Center at our toll-free number:

                                 1-800-34-VISTA
                              Vista Service Center
                                 P.O. Box 419392
                              Kansas City, MO 64141
                                    VSCE-SAI

                                    THE FUND



           Mutual Fund Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of 15 separate series of units of beneficial interest ("shares") representing interests in 15 seperate investment portfolios.funds. Certain of such series portfolios are diversified and others are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Vista Small Cap Equity Fund (the "Fund") offers Institutional Shares, which are sold only to qualified investors investing a minimum of $1 million and are not subject to an initial or contingent deferred sales charge. Under a multiple class distribution system, several of the Income and Equity Funds may be offered through two or more classes of shares.

           The Fund's Shares are continuously offered for sale through Vista Broker-Dealer Services, Inc. ("VBDS"), the Fund's distributor (the "Distributor"), which is not affiliated with Chase Manhattan Bank, N.A. or its affiliates, to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, or savings and loan association that has entered into a shareholder servicing agreement with the Trust on behalf of the Fund (collectively, "Shareholder Servicing Agents") or customers of a securities broker or certain financial institutions who have entered into Selected Dealer Agreements with the Distributor.

           The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust, including the Fund. The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser") for the Fund. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Fund. The Adviser continuously manages the investments of the Fund in accordance with the investment objective and policies of the Fund. The selection of investments for the Fund and the way in which the Fund is managed depend on the conditions and trends in the economy and the financial marketplaces.



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Occasionally,  communications  to  shareholders  may  contain  the  views of the investment adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to the Fund. A majority of the Trustees of the Trust are not affiliated with the Adviser.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

           VISTA SMALL CAP EQUITY FUND (the "Fund") aggressively seeks long-term capital growth, through investments in common stocks of issuers with a capitalization of $500 million or less, commonly referred to as "small cap". As indicated in the Prospectus, this Fund is intended for investors who understand and are willing to accept the potential risks associated with the Fund's investment objective.

                               Investment Policies

           The Prospectus sets forth the various investment policies applicable to the Fund. The following information supplements and should be read in conjunction with the sections of the Prospectus entitled "Investment Objective and Policies" and "Additional Information on Investment Policies and Techniques".

           U.S. Government Securities -- As indicated in the Prospectus, and although the Fund invests primarily in common stocks, it may also maintain cash reserves and invest in a variety of short-term debt securities, including obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which have remaining maturities not exceeding one year. Agencies and instrumentalities that issue or guarantee debt securities and have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Certain of these securities may not be backed by the full faith and credit of the U.S. Government.

           Bank Obligations -- Investments by the Fund in short-term debt securities as described above may also include investments in obligations (including certificates of deposit and bankers' acceptances) of those U.S. banks which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

           A   certificate   of  deposit  is  an   interest-bearing   negotiable
certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial



                                                        -6-

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bank by a  borrower,  usually in  connection  with an  international  commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

           Commercial Paper -- Investments by the Fund in short-term debt securities may also include investments in commercial paper, which represents short-term, unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased for the Fund will consist of direct obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" by Moody's or "A-1" or better by Standard & Poor's, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's, or (iii) securities which, if not rated, are, in Chase's opinion, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

           Repurchase Agreements -- The Fund may, when appropriate, enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by U.S. Government obligations or other securities in which the Fund is permitted to invest. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. The Fund will not be invested in a repurchase agreement maturing in more than seven days if any such investment together with securities subject to restrictions on


                                                       -7-

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transfer held by the Fund exceed 10% of its total net assets.  (See  paragraph 5 under "Investment Restrictions" below.) Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

           Non-diversification -- The Trust has registered as a "non-diversified" investment company, which means that as to 50% of the Fund's total assets, no more than 5% of the assets of the Fund may be invested in the obligations of an issuer, subject to diversification requirements applicable to the Fund under federal tax laws. At present, these requirements do not permit more than 25% of the value of the Fund's total assets to be invested in securities (other than various securities issued or guaranteed by the United States or its agencies or instrumentalities) of any one issuer, at the close of any calendar quarter. Since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the Fund's shares may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company.


Additional Policies Regarding Derivative and Related Transactions

         As explained more fully below, the Fund employs derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. for instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

         Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Third, to speculate or enhance portfolio performance. when used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for the Fund.

         The Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U. S. government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

         The value of some derivative or similar instruments in which the Fund's invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Fund--the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Fund could be exposed to the risk of a loss. The Fund might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

         Set forth below is an explanation of the various derivatives strategies and related instruments the Fund may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Fund's current prospectuses as well as provide useful information to prospective investors.

Derivative and Related Instruments

         To the extent permitted by the investment objectives and policies of the Fund, and as described more fully below, the Fund may:


      o purchase, write and exercise call and put options on securities, securities indexes (including using options in combination with securities, other options and derivative instruments);

      o     enter into futures contracts and options on futures contracts;

      o     purchase and sell mortgage-backed and asset-backed securities;

      o     purchase and sell structured products.

Risk Factors




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      As  explained  more  fully  below  and in  the  discussion  of  particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments:

      o There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss on both the hedged assets in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.

      o The Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy.

      o Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

      o Strategies not involving hedging may increase the risk to the Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Fund than hedging strategies using the same instruments.

     o There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position.

      o    Activities  of large  traders in the futures and  securities  markets
           involving   arbitrage,   "program   trading,"  and  other  investment
           strategies may cause price distortions in these markets.

      o In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Fund may experience a loss.





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      o    In  transactions  involving  currencies,  the  value of the  currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

Specific Uses and Strategies

      Set forth below are explanations of the Fund's use of various strategies involving derivatives and related instruments.

      Options on Securities,Securities Indexes, Currencies and Debt Instruments. The Fund may PURCHASE, SELL or EXERCISE call and put options on:

      o securities;
      o securities indexes;
      o currencies; or
      o debt instruments.

      Although in most cases these options will be exchange-traded, the Fund may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option.

      In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a fund writing a covered call (i.e., where the underlying securities are held by the fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

      If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.


      Futures contracts and Options on Futures Contracts. The Fund may purchase or sell
          o  interest-rate  futures  contracts;
          o  stock  index  futures contracts;
          o foreign currency futures  contracts;
          o futures contracts on specified instruments;  and
          o options on these futures contracts ("futures options").

      The futures contracts and futures options may be based on various securities in which the Fund may invest such as foreign currencies, certificates of deposit. Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U. S. Department of Labor) and other financial instruments and indices.

      These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, the Fund may sell a futures contract--or buy a futures option-to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these

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instruments may be used where the Fund intends to acquire an instrument or enter into a position. For example, the Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

      When writing or purchasing options, the Fund may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Fund may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

      Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Fund will only enter into futures contracts or options or futures contracts which are standardized and traded on a U. S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. The Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Fund may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures, contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involved an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will delivery and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

      The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing

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exposure  to a  foreign  currency  or to  shift  exposure  to  foreign  currency fluctuations from one country to another.

      The Fund may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

      Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

      The Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs are collateralized by portfolios of mortgage pass-through securities guaranteed by the U. S. Government, or U. S. Governmentrelated, entities, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U. S. Government securities andare not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer

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      Structured Products. The Fund may purchase interests in entities organized
and  operated   solely  for  the  purpose  of   restructuring   the   investment
characteristics of certain debt obligations, thereby creating "structured products." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions. The extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments.

      The Fund may also invest in other types of structured products, including among others, spread trades and notes linked by a formula (e.g., a multiple) to the price of an underlying instrument or currency. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

      Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.


                             Investment Restrictions

           The Fund has adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

           The Fund may not:

           (1) borrow money or pledge, mortgage or hypothecate its assets, except that, as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed by the Fund only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to the Fund's permissible futures and options transactions, including initial and variation margin, are not considered to be a pledge of assets for

Mutual Fund Group


purposes of this restriction; the Fund will not purchase investment securities if its outstanding borrowing, including repurchase agreements, exceeds 5% of the value of its total assets; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" hereafter;

           (2) purchase any security or evidence of interest therein on margin, except that such short-term credit may be obtained as may be necessary for the clearance of purchases and sales of securities and except that, with respect to the Fund's permissible options and futures transactions, deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or options positions;

           (3) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

           (4) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, (ii) the writing, purchasing or selling of puts, calls or combinations thereof with respect securities in which the Fund may invest or (iii) the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures;

           (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (including securities that are not readily marketable, but not including repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 15% of the Fund's total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days), subject to additional restrictions imposed by jurisdictions in which the Fund's shares are offered for sale, thereby currently making the effective limitation 10% of the Fund's total assets;

           (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, other than (i) with respect to the Fund's permissible futures and options transactions or (ii) forward purchases and sales of foreign currencies or securities (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of its ownership of securities);

           (7) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund;

Mutual Fund Group


           (8) make short sales of securities or maintain a short position; except that the Fund may only make such short sales of securities or maintain a short position if when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

           (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the assets of the Fund, at market value at the time of each investment, may be invested in any one industry; or except that, with respect to the Fund's permissible futures and options transactions, positions in options and futures shall not be subject to this restriction; or

           (10) issue any senior  security  (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to the Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

           The Fund is not permitted to make loans to other persons, except (i) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days, or (iii) by purchasing, subject to the limitation in paragraph 5 above, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

           In addition, the Fund has adopted the following operating policy with respect to repurchase agreements, which is not fundamental and which may be changed without shareholder approval. The Fund may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and securities dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Fund is permitted to invest. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed-upon delivery date, the Fund would have the right to sell the securities constituting the collateral; however, the Fund might thereby incur a loss and in certain cases may not be

Mutual Fund Group


permitted to sell such securities. Moreover, as noted above in paragraph 5, the Fund may not, as a matter of fundamental policy, invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

           The Fund has no current intention of engaging in the following activities in the foreseeable future: (i) writing, purchasing or selling puts, calls or combinations thereof with respect to U.S. Government securities or (ii) making short sales of securities or maintaining a short position.

           State and Federal Restrictions: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, the Fund will not: (i) sell any security which it does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (ii) invest for the purpose of exercising control or management, (iii) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are not readily marketable, (iv) as to 50% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, (v) invest more than 5% of the Fund's assets in companies which, including predecessors, have a record of less than three years' continuous operation, (vi) invest in warrants valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or (vii) purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value; (viii) purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of plan of merger or consolidation; provided, however, that the securities of any registered investment company will not be purchased on behalf of the Fund if such purchase at the time thereof would cause more than 5% or 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuer or the securities of registered investment companies, respectively, or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that securities issued by any open-end investment company shall not be purchased on behalf of the Fund. These policies are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

Mutual Fund Group



           Percentage and Rating Restrictions: If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security of the Fund will not be considered a violation of policy.


                 Portfolio Transactions and Brokerage Allocation

           Specific decisions to purchase or sell securities for the Fund are made by the Fund's portfolio manager who is an employee of the Adviser and who is appointed and supervised by senior officers of such Adviser. Changes in the Fund's investments are reviewed by the Board of Trustees. The Fund's portfolio manager may serve other clients of the Adviser in a similar capacity.

           The frequency of the Fund's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains (see "Tax Matters" in the Prospectus), the Adviser will weigh the added costs of short-term investment against anticipated gains. For the fiscal year ending October 31, 1995 the annual rate of portfolio turnover for the Fund is expected not to exceed to 80%.

           The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Adviser. At present, no other recapture arrangements are in effect.

           Under the Fund's  Investment  Advisory  Agreement and as permitted by
Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer

Mutual Fund Group


viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its clients. Not all of such services are useful or of value in advising the Fund.

           The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

           Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients as part of providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

           Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Adviser.

           The Adviser's investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser would be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

           The management fees that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving one or more of the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

           In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the Adviser's other clients. Investment decisions for the Fund and for the

Mutual Fund Group


Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will generally produce better executions for the Fund.

           For the period from December 20, 1994 through April 30, 1995, the Fund paid aggregate brokerage commissions of $11,380.

           No portfolio transactions are executed with the Adviser or a Shareholder Servicing Agent, or with any affiliate of the Adviser or a Shareholder Servicing Agent, acting either as principal or as broker.


                             PERFORMANCE INFORMATION

                              Total Rate of Return


           The Fund's total rate of return for a Class of shares of the Fund for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

           No total return information is provided for Institutional Shares since such shares were first offered in January 1996.

Mutual Fund Group
                                Yield Quotations


           Any current "yield" quotation for a Class of shares of the Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and
(c) multiplying the result by 2.

           No yield information is provided for Institutional Shares since such shares were first offered in January 1996.


                      Non-Standardized Performance Results


           From time to time, the Fund may provide certain non-standardized performance results, if any, in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectus, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Fund in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations for a Class of shares of the Fund with those published for other investment companies and other investment vehicles.


     No performance information is provided for Institutional Shares since such shares were first offered in January 1996.

Mutual Fund Group




                        DETERMINATION OF NET ASSET VALUE


           The Fund determines its net asset value per Share each day as of the regular close of the New York Stock Exchange, or 4:15 p.m. for options, during which the New York Stock Exchange is open for trading (a "Fund Business Day"), by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued (which is apportioned between the classes to obtain net assets by class), by the number of its shares outstanding at the time the determination is made. (As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchases and Redemptions of Shares" in the Prospectus.)

           Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-Term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of
Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

           Interest income on long-term obligations in the Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

           Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that

Mutual Fund Group


assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule.

Mutual Fund Group


                                   TAX MATTERS

           The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

           The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

           In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to

Mutual Fund Group


realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

           In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

           Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to the Fund's shareholders.

           In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if: (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or

Mutual Fund Group


the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

           Transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

           In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For

Mutual Fund Group


purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government Securities.

           If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


Fund Distributions

           The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and

Mutual Fund Group


treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

           The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of "small business" stock will be subject to tax.

           Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as Subchapter S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c) (3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes exdividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

Mutual Fund Group


           Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for that tax and the AMT net operating loss deduction) over $2 million. For purposes of the Corporate AMT and the environmental Superfund tax, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includible in AMTI.

           Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

           Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders

Mutual Fund Group

will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


Sale or Redemption of Shares

           Each shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring shares of the Fund, (2) disposes of such shares less than 91 days after they are acquired and
(3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends

Mutual Fund Group


on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the  income  from the Fund is  effectively  connected  with a U.S.
trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

           The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.


Effect of Future Legislation; Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

           Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Mutual Fund Group
                             MANAGEMENT OF THE FUND

                       Trustees and Officers of the Trust



           The Trustees and officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125 W. 55th Street, New York, New York 10019.

Trustees

FERGUS REID, III* - Chairman of the Board of Trustees; Chairman of the Board of Trustees of Mutual Fund Group and Trustee of certain Portfolios advised by Chase; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985. Address: 971 West Road, New Canaan, Connecticut 06840.

RICHARD E. TEN HAKEN - Trustee of Mutual Fund Trust and the Portfolios. Former Chief Executive Officer, Board of Cooperative Education Services, Monroe and Orleans Counties, New York; Former Chairman of the New York State Teachers' Retirement System.
Address:  4 Barnfield Road, Pittsford, New York  14534.

WILLIAM J.  ARMSTRONG  - Trustee of Mutual  Fund Trust and the  Portfolios;
Vice  President and  Treasurer,  Ingersoll-Rand  Company  (Woodcliff  Lake,  New
Jersey).
Address:  49 Aspen Way, Upper Saddle River, New Jersey  07458.

JOHN R.H. BLUM - Trustee of Mutual Fund Trust and the Portfolios; Partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture - State of Connecticut.
Address:  1 John Street, Millerton, New York  12546.

JOSEPH J. HARKINS* - Trustee of Mutual Fund Trust and the Portfolios; Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation,
Jefferson Insurance Company of New York, Monticello Insurance Company and Nationar.
Address: 257 Plantation Circle South, Ponte Vedra South, Ponte Vedra Beach,
FL  32082

H.  RICHARD  VARTABEDIAN*  - President  and Trustee of the Trust and Mutual
Fund Trust; Chairman and President of the Portfolios; Retired; Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991; responsible for investment research, trading and portfolio management for commingled funds and high net worth individuals within the U.S. Employed by Chase in various investment oriented capacities since 1960, primarily as a senior portfolio manager for institutional, ERISA and high net worth portfolios.
Address:  P.O. Box 296, Beach Road, Hendrick's Head, Southport, Maine 04576.

STUART W. CRAGIN, Jr. - Trustee of Mutual Fund Trust and the Portfolios; President, Fairfeild Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturingand general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Canover Industries.
Address: 652 Glenbrook Road, Greenwich, Connecticut  06906

Mutual Fund Group


IRVING L. THODE - Trustee of Mutual Fund Trust and the Portfolios; Retired;
Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of their Latin American operations, and General Manager of their Data Services business. Addres80 Perkins Road, Greenwich, Connecticut 06830


Officers


Martin Dean - Treasurer and Assistant Secretary of the Trust; BISYS Fund Services, Inc., Manager, Financial Reporting and Control

George O. Martinez - Secretary of the Trust; Senior Vice President and Director of Legal and Compliance Services, BISYS Fund Servics, Inc., Senior Vice President, Vista Broker-Dealer Services, Inc.


           The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

           The Fund pays no direct remuneration to any officer of the Trust.

                                     Adviser

           The Adviser manages the assets of the Fund pursuant to an Investment Advisory Agreement, dated as of November 17, 1994 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Fund. Pursuant to the terms of the Advisory
Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The

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Mutual Fund Group


Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The other expenses attributable to, and payable by the Fund, are described under "Expenses" in the Prospectus. The Advisory Agreement for the Fund will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

           Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such Agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

           In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund is qualified for sale, as such limitations may be raised or lowered from time to time, the Adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Fund pays an investment advisory fee computed and paid monthly based on a rate equal to 0.65 % of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

                                  Administrator

           Pursuant to an Administration Agreement, dated as of January 1, 1989 as amended September 30, 1993 (the "Administration Agreement"), Chase serves as administrator of the Trust.

Mutual Fund Group



Chase provides certain administrative to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Trust's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.


           Under the Administration Agreement Chase renders administrative services to others. The Administration Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Administrator on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

           In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund is qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by Chase pursuant to the Administration Agreement, the Administrator receives from the Fund a fee computed and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect

Mutual Fund Group


to each Fund on a month-to-month basis. For the period from December 20, 1994 (commencement of operations) through April 30, 1995, Chase voluntarily waived its administration fee in the amount of $1,692.

Mutual Fund Group

                                  Distributor

Distribution and Sub-Administration Agreement


           The Trust has  entered  into a  Distribution  and  Sub-Administration
Agreement dated August 21, 1995 (the "Distribution Agreement"), with the Distributor, pursuant to which the Distributor acts as the Fund's exclusive underwriter, provides certain administration services and promotes and arranges for the sale of the Fund's shares (prior to the August 21, 1995, the Trust and the Distributor were parties to a Distribution Agreement with substantially similar terms dated April 2, 1990 as amended June 1, 1990, August 4, 1992 and September 30, 1993 ). The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of the Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

Mutual Fund Group



           The Distribution Agreement is currently in effect and will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

           In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to the Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of the Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to the Fund on a month-to-month basis. For the period from December 20, 1994 (commencement of operations) through April 30, 1995, the Distributor was paid or accrued $891 and voluntarily waived $559 for sub-administration services.



           Shareholder Servicing Agents, Transfer Agent and Custodian

           The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis, 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent maintains a servicing relationship. However, each Shareholder Servicing Agent has voluntarily agreed

Mutual Fund Group


to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Fund on a month-to-month basis. For the period from December 20, 1994 (commencement of operations) through April 30, 1995, the Shareholder Servicing Agents were paid or accrued $223 for services provided under the Servicing Agreement.

           The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund for which Chase receives compensation as is from time to time agreed upon by the Trust and Chase. For additional information, see "Shareholder Servicing Agents, Transfer Agent and Custodian" in the Prospectus.

           In certain circumstances Shareholder Servicing Agents may be required to register as dealers under state law.


                             INDEPENDENT ACCOUNTANTS

           Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as independent accountants of the Fund. Price Waterhouse LLP provides the Fund with audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

           Mutual Fund Group is an open-end, management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. Because certain of the Funds comprising the Trust, including the Fund, are "non-diversified", more than 5% of any of the assets of the Fund may be invested in the obligations of any single issuer, which may make the value of the shares in the Fund more susceptible to certain risks than shares of a diversified mutual fund.

           The Trust currently consists of 15 Funds of shares of beneficial interest without par value. Certain of the Funds in the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

Mutual Fund Group


Shares of each series or class generally vote separately, for example to approve investment advisory agreements or distribution plans, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by the Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.


           Class A shares are sold at net asset value plus an initial sales charge of up to a maximum of 4.75% of the offering price. Class B shares have no initial sales charge; however, a contingent deferred sales charge will be imposed on redemptions made within six years of purchase. The amount of the contingent deferred sales charge will be 5% of the redemption proceeds on redemptions made in the first year after purchase, declining to zero for redemptions made more than six years after purchase. However, this contingent deferred sales charge will not apply to redemption of shares representing capital appreciation on Fund assets and reinvestment of dividends or capital gain distributions. Approximately eight years after purchase, Class B shares will automatically convert to Class A shares. Institutional Shares are offered to qualified institutions investing a minimum of $1 million and are sold at net asset value.

           Absent waiver of fees, Class B shares and Institutional Shares have an annual shareholder servicing fee of 0.25% of average daily net assets. In addition, absent certain waiver of fees, Class A shares have an annual distribution fee under Rule 12b-1 of 0.25% of average daily net assets, while Class B has an annual distribution fee under Rule 12b-1 of 0.75% of average daily net assets. Moreover, expenses borne by each class may differ slightly because of the allocation of other class specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.


           Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

           The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing

Mutual Fund Group


Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

           Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent.

           The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

           The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Board of Trustees has adopted a Code of Ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The Code of Ethics substantially conforms to the recommendations made by the Investment Company Institute ("ICI") (except where noted) and includes such provisions as:

Mutual Fund Group

      o Prohibitions on investment personnel acquiring securities in initial offerings;
      o  A requirement  that access persons obtain prior to acquiring securities in a private placement and that the officer granting such approval have no interest in the issuer making the private placement;
      o  A restriction on access persons  executing  transactions for securities on a recommended list until 14 days after distribution of that list;
      o  A prohibition on access persons  acquiring  securities that are pending execution by one of the Portfolios until 7 days after the transactions of the Portfolios are completed;
      o A prohibition of any buy or sell transaction in a particular security in a 30-day period, except as may be permitted in certain hardship cases or exigent circumstances where prior approval is obtained. This provision differs slightly from the ICI recommendation;
      o A requirement for pre-clearance of any buy or sell transaction in a particular security after 30 days, but within 60 days;
      o A requirement that any gift exceeding $75.00 from a customer must be reported to the appropriate compliance officer;
      o A requirement that access persons submit in writing any request to serve as a director or trustee of a publicly traded company;
      o A requirement that all securities transactions in excess of $1,000 be pre-cleared, except that if a person has engaged in more than $10,000 of securities transactions in a calendar quarter all securities of such person require pre-clearance (this de minimus exception differs slightly from the ICI recommendations);
      o A requirement that all access persons direct their broker-dealer to submit duplicate confirmation and customer statements to the appropriate compliance unit; and
      o  A  requirement   that  all  access   persons  sign  a  Code  of  Ethics
         acknowledgment, affirming that they have read and understood the Code and submit a personal security holdings report upon commencement of employment or status and a personal security transaction report within 10 days of each calendar quarter thereafter.

                                Principal Holders

           As of May 31, 1995, no persons owned beneficially, directly or indirectly, 5% or more of the outstanding shares of each class of shares of the Fund.

               Specimen Computations of Offering Prices Per Shares

A Shares:

Net Asset Value and Redemption Price per Shares of Beneficial Interest
      at April 30, 1995...................................................$11.90

Maximum Offering Price per Shares ($11.90 divided by .9525)
      (reduced on purchases of $100,000 or more)..........................$12.49


B Shares:

Net Asset Value and Redemption Price per Shares of Beneficial Interest
      at April 30, 1995...................................................$11.89

Mutual Fund Group


                                     PART C

Mutual Fund Group


                                MUTUAL FUND GROUP

                            PART C. OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits

           List all financial statements and exhibits filed as part of the Registration Statement for the Vista Funds of Mutual Fund Group filed herein as part of this post-effective amendment.

      (a)  Financial statements

                In Part A:    None.

                In Part B:    None.

                In Part C:    None.

      (b)  Exhibits:

Exhibit
Number

1               Declaration of Trust. (1)
2               By-laws. (1)
3               None.
4               Specimen share certificate. (1)
5(a)            Investment Advisory Agreements and Sub-Advisory Agreements(6)
5(b)            Form ofInvestment Advisory Agreement for Vista Small Cap Equity
                Fund. (9)
5(c)            Administration Agreement.(6)
6               Distribution and Sub-Administration Agreement.(6)
7               None.
8(a)            Custodian Agreement. (1)
8(b)            Sub-Custodian Agreement. (1)
9(a)            Transfer Agency Agreement. (1)
9(b)            Administrative Services Plan. (1)
9(c)            Shareholder Servicing Agreement of Vista Mutual Funds. (1)
9(d)            Form of Shareholder Servicing Agreement of Vista Premier
                Funds.(1)
9(e)            Form of Shareholder Servicing Agreement of Institutional
                Shares. (11)
10              Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.(11)
11              None.
12              None.
14              None.
15(a)           Rule 12b-1 Distribution Plan of Vista Mutual Funds including
                Selected Dealer Agreement and Shareholder Service Agreement. (1)

Mutual Fund Group


15(b)           Rule 12b-1 Distribution Plan of Vista Premier Funds including
                Selected Dealer Agreement and Shareholder Service Agreement.(1)
15(c)           Rule 12b-1 Distribution Plan for each of Vista Bond Fund, Vista
                Short-Term Bond Fund, Vista Equity Fund and Vista U.S.Government
                Money Market Fund including Selected Dealer Agreement and
                Shareholder Service Agreement.(3)
15(d)           Form of Rule 12b-1 Distribution Plan for Class B shares of the
                Vista Prime Money Market Fund.(8)
15(e)           Form of Rule 12b-1 Distribution Plan for Vista Asian Oceanic
                Shares Fund, Vista Japan Pacific Shares Fund, Vista U.S.
                Government Securities Fund and Vista European Shares Fund.(8)
15(f)           Form of Rule 12b-1 Distribution Plan for Vista Small Cap Equity
                Fund.(9)
16              Schedule for Computation for Each Performance Quotation.(11)
17              None.
18              Form of Rule 18f-3 Multi Class Plan Adopted by the Board of
                Trustees of the Registrant on August 21, 1995.
----------------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 11 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on June 8, 1992 to register shares of the Vista Balanced Fund and IEEE Spectrum Fund series of the Trust.
(3) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(4) Filed as an exhibit to Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1992.
(5) Filed as an exhibit to Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1993.
(6) Filed as an exhibit to Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 30, 1993.
(7) Filed as an exhibit to Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 10, 1994.
(8) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(9)   Filed as Exhibit to Amendment No. 27 to the Registration Statement on
      Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(10)  Filed as Exhibit to Amendment No. 30 to the Registration Statement on
      Form N-1A of the Registrant (File No. 33-14196) on July 19, 1995.
(11)  Filed herewith.


ITEM 25 Persons Controlled by or Under Common
           Control with Registrant

           Not applicable

Mutual Fund Group


ITEM 2Number of Holders of Securities

                                            Number of Record
      Title of Series            Holders as of September 30, 1995
      ---------------            --------------------------------

                                        A          B      Institutional
                                     Shares      Shares        Shares

VISTA(SM) U.S. Government Income Fund  4,010        704           N/A
VISTA(SM) Growth and Income Fund      78,438     19,414           N/A
VISTA(SM) Capital Growth Fund         38,986     21,446           N/A
VISTA(SM) Balanced Fund                1,255        561           N/A
VISTA(SM) Equity Fund                     70          -           N/A
VISTA(SM) Bond Fund                       78          -           N/A
VISTA(SM) Short-Term Bond Fund            68          -           N/A
VISTA(SM) Global Fixed Income Fund       157         55           N/A
VISTA(SM) International Equity Fund    2,664      1,096           N/A
VISTA(SM) Equity Income Fund             623          -           N/A
IEEE Balanced Fund                       432          -           N/A
VISTA(SM) Asian Oceanic Shares Fund      N/A        N/A           N/A
VISTA(SM) Japan Pacific Shares Fund      N/A        N/A           N/A
VISTA(SM) European Shares Fund           N/A        N/A           N/A
VISTA(SM) Small Cap Equity Fund        2,245       1746           N/A


ITEM 27.  Indemnification

     Reference is hereby made to Article V of the Registrant's Declaration of Trust.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Under the terms of the  Registrant's  Declaration  of Trust,  the Registrant may
indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Mutual Fund Group


Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. Business and Other Connections of Investment Adviser

     The Chase Manhattan Bank, N.A. (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

     To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.
                                                         C-4

Mutual Fund Group





                                                  Principal Occupation or Other
                           Position with      Employment of a Substantial Nature
Name                        the Adviser                 During Past Two Years
-----------------------------------------------------------------------------

Thomas G. Labreque     Chairman of the Board,       Chairman, Chief Executive
                       Chief Executive Officer      Officer and a Director of
                       and Director                 The Chase Manhattan
                                                    Corporation and a Director
                                                    of AMAX, Inc.

Arthur F. Ryan         President, Chief Operating
                       Officer and Director
                       President, Chief Operating
                       Officer, and a Director of
                       The Chase Manhattan
                       Corporation

Richard J. Boyle       Vice Chairman of the         Vice Chairman of the Board
                       Board and Director           and a Director of The
                                                    Chase Manhattan
                                                    Corporation and Trustee of
                                                    Prudential Realty Trust

M. Anthony Burns       Director                     Chairman of the Board,
                                                    President and Chief
                                                    Executive Officer of
                                                    Ryder System, Inc.

Joan Ganz Cooney       Director                     Chairman of the Executive
                                                    Committee of the Board of
                                                    Trustees, formerly Chief
                                                    Executive Officer of
                                                    Children's Television
                                                    Workshop and a Director of
                                                    each of Johnson & Johnson,
                                                    Metropolitan Life Insurance
                                                    Company and Xerox
                                                    Corporation

Edward S. Finkelstein  Director                     Retired Chairman and Chief
                                                    Executive Officer and
                                                    Director of R.H. Macy & Co.,
                                                    Inc. and a Director of Time
                                                    Warner Inc.

H. Laurance Fuller    Director                      Chairman, President, Chief
                                                    Executive Officer and
                                                    Director of Amoco
                                                    Corporation and Director of
                                                    Abbott Laboratories

Howard C. Kauffman    Director                      Retired President of Exxon
                                                    Corporation and a Director
                                                    of each of Pfizer Inc. and
                                                    Ryder System, Inc.

Paul W. MacAvoy       Director                      Dean of Yale School of
                                                    Organization and Management

David T. McLaughlin   Director                      President and Chief
                                                    Executive Officer of The
                                                    Aspen Institute, Chairman of
                                                    Standard Fuse Corporation
                                                    and a Director of each of
                                                    ARCO Chemical Company and
                                                    Westinghouse Electric
                                                    Corporation

Edmund T. Pratt, Jr.  Director                      Chairman Emeritus, formerly
                                                    Chairman and Chief Executive
                                                    Officer, of Pfizer Inc. and
                                                    a Director of each of Pfizer
                                                    Inc., Celgene Corp., General
                                                    Motors Corporation and
                                                    International Paper Company


Henry B. Schacht      Director                      Chairman and Chief Executive
                                                    Officer of Cummins Engine
                                                    Company, Inc. and a Director
                                                    of each of American
                                                    Telephone and Telegraph
                                                    Company and CBS Inc.

Jairo A. Estrada      Director                      Chairman of the Board and
                                                    Chief Executive Officer of
                                                    Garden Way Incorporated.

Donald H. Trautlei    Director                      President and Chief
                                                    Executive Officer of The
                                                    Aspen Institute, Chairman of
                                                    Standard Fuse Corporation
                                                    and a Director of each of
                                                    ARCO Chemical Company and
                                                    Westinghouse Electric
                                                    Corporation

Kay R. Whitmore       Director                      Chairman of the Board,
                                                    President and Chief
                                                    Executive Officer and
                                                    Director of Eastman Kodak
                                                    Company

James L. Ferguson     Director                      Retired Chairman and Chief
                                                    Executive Officer of General
                                                    Foods Corporation

William H. Gray III   Director                      President and Chief
                                                    Executive Officer of the
                                                    United Negro
                                                    College Fund, Inc

David T. Kearns         Director                     Retired Chairman and Chief
                                                     Executive Officer of the
                                                     Xerox Corporation

Delano E. Lewis         Director                     President and Chief
                                                     Executive Officer of
                                                     National Public Radio

John H. McArthur        Director                     Dean of the Harvard
                                                     Graduate School of Business
                                                     Administration
ITEM 29. Principal Underwriters

                  (a) Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc. is the underwriter for the Registrant.

                  (b) The following are the Directors and officers of Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 125 West 55th Street, New York, New York 10022. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.


                      Position and Offices             Position and Offices
Name                  with Distributor                 with the Registrant
--------------------------------------------------------------------------

William B. Blundin    Director and Chief Executive       None
                      Officer

Richard E. Stierwalt  Director and Chief                 None
                      Operating Officer

Timothy M. Spicer     Director and Chairman              None
                      of the Board

Joseph Kissel         President                          None


George Martinez       Chief Compliance Officer         Secretary and Assistant
                      and Secretary                    Treasurer

                  (c)  Not applicable


ITEM 30.  Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                                     Address

Vista Broker-Dealer Services, Inc.                125 West 55th Street
a wholly-owned subsidiary of BISYS                New York, NY 10022
Fund Services, Inc.


DST Systems, Inc.  (transfer agent)               21 W. 10th Street
                                                  Kansas City, MO 64105


The Chase Manhattan Bank, N.A.                    1211 Avenue of the Americas
(investment adviser and custodian)                New York, NY 10036


Chase Lincoln First Bank, N.A.                    One Lincoln First Square
(administrator)                                   Rochester, NY 14363


ITEM 31.  Management Services

                                 Not applicable


ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                  (3) The Registrant on behalf of the Funds, undertakes to file a Post Effective Amendment which contains Financial Statements which need not be audited, within four to six months of the commencement of operations of the new Classes of Shares of the Funds.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th day of November, 1995.
                                                               MUTUAL FUND GROUP


                                                    By/s/ H. Richard Vartabedian
                                                          H. Richard Vartabedian
                                                                       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Fergus Reid, III          Chairman and Trstee               November 6, 1995
    Fergus Reid, III

/s/ William J. Armstrong      Trustee                           November 6, 1995
    William J. Armstrong

/s/ John R.H. Blum            Trustee                           November 6, 1995
    John R.H. Blum

/s/ Joseph Harkins            Trustee                           November 6, 1995
    Joseph J. Harkins

/s/ Richard E. Ten Haken      Trustee                           November 6, 1995
    Richard E. Ten Haken

/s/ Stuart W. Cragin, Jr.     Trustee                           November 6, 1995
    Stuart W. Cragin, Jr.

/s/ Irv Thode                 Trustee                           November 6, 1995
    Irv Thode

/s/ H. Richard Vartabedian    President                         November 6, 1995
    H. Richard Vartabedian    and Trustee

/s/ Martin R. Dean            Treasurer and                     November 6, 1995
    Martin R. Dean            Principal Financial
                              Officer

*By:
         Attorney-in-Fact

Mutual Fund Group


                                   SIGNATURES

         Growth and Income Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th day of November, 1995.

                                                     Growth and Income Portfolio


                                                    By/s/ H. Richard Vartabedian
                                                          H. Richard Vartabedian
                                                                        Chairman

This Post-Effective Amendment to the Registration Statement of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.


/s/ H. Richard Vartabedian    President                         November 6, 1995
    H. Richard Vartabedian    and Trustee

/s/ William J. Armstrong      Trustee                           November 6, 1995
    William J. Armstrong

/s/ John R.H. Blum            Trustee                           November 6, 1995
    John R.H. Blum

/s/ Stuart W. Cragin, Jr.     Trustee                           November 6, 1995
    Stuart W. Cragin, Jr.

/s/ Joseph J. Harkins         Trustee                           November 6, 1995
    Joseph J. Harkins

/s/ Richard E. Ten Haken      Trustee                           November 6, 1995
    Richard E. Ten Haken

/s/ Fergus Reid, III          Trustee                           November 6, 1995
    Fergus Reid, III

/s/ Irv Thode                 Trustee                           November 6, 1995
    Irv Thode


*By:
         Attorney-in-Fact

Mutual Fund Group


                                   SIGNATURES

         Capital Growth Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Mutual Fund Group to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th day of November, 1995.

                                                        Capital Growth Portfolio


                                                    By/s/ H. Richard Vartabedian
                                                          H. Richard Vartabedian
                                                                        Chairman

This Post-Effective Amendment to the Registration Statement of Mutual Fund Group has been signed below by the following persons in the capacities and on the dates indicated.


/s/ H. Richard Vartebedian    President and Trustee             November 6, 1995
    H. Richard Vartebedian

/s/ William J. Armstrong      Trustee                           November 6, 1995
    William J. Armstrong

/s/ John R.H. Blum            Trustee                           November 6, 1995
    John R.H. Blum

/s/ Stuart W. Cragin, Jr.     Trustee                           November 6, 1995
    Stuart W. Cragin, Jr.

/s/ Joseph J. Harkins         Trustee                           November 6, 1995
    Joseph J. Harkins

/s/ Richard E. Ten Haken      Trustee                           November 6, 1995
    Richard E. Ten Haken

/s/ Fergus Reid, III          Trustee                           November 6, 1995
    Fergus Reid, III

/s/ Irv Thode                 Trustee                           November 6, 1995
    Irv Thode


*By:
         Attorney-in-Fact

                                  EXHIBIT INDEX



Exhibit
Number

11(a)             Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

16                Schedule for Each Performance Quotation.

18 Rule 18(f)-3 Multiple Class Plan adopted by the Board of Trustees of the Registrant on August 21, 1995